UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

(Exact name of registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2020

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended ( [17 CFR § 270.30e-1], are attached hereto.

Cambria Shareholder Yield ETF (SYLD)
Cambria Foreign Shareholder Yield ETF (FYLD)
Cambria Global Value ETF (GVAL)
Cambria Global Momentum ETF (GMOM)
Cambria Global Asset Allocation ETF (GAA)
Cambria Value and Momentum ETF (VAMO)
Cambria Sovereign Bond ETF (SOVB)
Cambria Emerging Shareholder Yield ETF (EYLD)
Cambria Tail Risk ETF (TAIL)
Cambria Core Equity ETF (CCOR)
Cambria Trinity ETF (TRTY)
Cambria Cannabis ETF (TOKE)

Semi-Annual Report

October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be available on the Funds’ website (www.cambriafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Cambria Investment Management

Table of Contents

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCK — 98.6%

Consumer Discretionary — 27.3%
Abercrombie & Fitch, Cl A	63,855	$1,033,812
Best Buy	14,412	1,035,214
Buckle	48,628	1,017,298
Dick’s Sporting Goods	24,255	944,247
Dillard’s, Cl A(A)	15,455	1,066,086
Dollar General	6,168	988,977
Express*	299,475	964,309
Foot Locker	23,375	1,017,046
GameStop, Cl A*(A)	182,435	992,446
Gap	57,035	927,389
Gentex	35,531	996,645
Group 1 Automotive	10,890	1,082,902
Guess?	53,075	889,006
Home Depot	4,298	1,008,225
International Game Technology	68,585	908,066
Kohl’s	19,800	1,014,948
Lear	8,305	978,080
Meritage Homes*	14,139	1,019,281
Newell Brands	54,890	1,041,263
Office Depot	586,465	1,208,118
PulteGroup	27,280	1,070,467
Ralph Lauren, Cl A	10,456	1,004,403
Shoe Carnival(A)	30,140	1,000,347
Signet Jewelers(A)	56,540	906,902
Six Flags Entertainment	19,642	828,696
Target	9,299	994,156
TRI Pointe Group*	66,605	1,048,363
Wyndham Destinations	21,725	1,008,257
		27,994,949

Consumer Staples — 1.0%
Walgreens Boots Alliance	18,150	994,257
Description	Shares	Value
Energy — 7.9%
Arch Coal	13,255	$1,045,687
Chevron	7,920	919,829
CNX Resources*	137,225	1,156,806
ConocoPhillips	17,050	941,160
Exxon Mobil	13,805	932,804
Southwestern Energy*	479,215	982,391
Valero Energy	11,661	1,130,884
World Fuel Services	25,025	1,045,294
		8,154,855

Financials — 22.9%
Aflac	18,984	1,009,190
Allstate	9,141	972,785
Ameriprise Financial	6,659	1,004,776
Assured Guaranty	22,008	1,032,615
CIT Group	21,725	931,785
Citizens Financial Group	27,776	976,604
Discover Financial Services	12,045	966,732
Federated Investors, Cl B	30,316	968,293
Franklin Resources	34,265	944,001
JPMorgan Chase	8,364	1,044,831
Lincoln National	16,170	913,282
M&T Bank	6,215	972,834
MetLife	20,790	972,764
New York Community Bancorp	77,452	902,316
PNC Financial Services Group	6,985	1,024,700
Reinsurance Group of America, Cl A	6,105	991,879
SunTrust Banks	14,250	973,845
Synchrony Financial	29,326	1,037,260
Trustmark	28,664	983,749
Unum Group	33,220	914,879
US Bancorp	17,765	1,012,960
Voya Financial	17,930	967,503
Waddell & Reed Financial, Cl A(A)	56,489	935,458
Wells Fargo	19,305	996,717
		23,451,758

Health Care — 0.9%
McKesson	7,315	972,895

Industrials — 11.9%
AGCO	12,925	991,218
Cummins	6,116	1,054,888
Delta Air Lines	16,788	924,683
Eaton	11,885	1,035,302
Huntington Ingalls Industries	4,620	1,042,549

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2019 (Unaudited)

Description	Shares	Value
KAR Auction Services	39,655	$985,823
ManpowerGroup	11,880	1,080,130
Oshkosh	13,145	1,122,320
Regal Beloit	13,475	997,824
Robert Half International	17,875	1,023,701
Southwest Airlines	18,046	1,012,922
Wabash National	66,660	950,572
		12,221,932

Information Technology — 14.4%
Apple	4,520	1,124,395
Applied Materials	19,701	1,068,976
Avnet	22,229	879,379
Cirrus Logic*	18,318	1,244,891
Corning	34,761	1,029,968
Hewlett Packard Enterprise	66,117	1,084,980
HP	53,130	922,868
Intel	19,360	1,094,421
Micron Technology*	20,240	962,412
Qorvo*	13,321	1,077,136
Tech Data*	9,517	1,156,316
Texas Instruments	7,713	910,057
Western Union	42,740	1,071,065
Xerox Holdings	32,344	1,097,432
		14,724,296

Materials — 11.2%
Eastman Chemical	13,475	1,024,639
International Paper	23,650	1,033,032
Kaiser Aluminum	9,955	1,065,982
Louisiana-Pacific	39,216	1,146,284
LyondellBasell Industries, Cl A	11,110	996,567
Nucor	19,635	1,057,345
Olin	51,865	951,204
Reliance Steel & Aluminum	10,010	1,161,560
Steel Dynamics	33,440	1,015,238
Warrior Met Coal	51,315	999,616
Worthington Industries	27,335	1,006,201
		11,457,668

Real Estate — 1.1%
Realogy Holdings(A)	145,860	1,149,377

Total Common Stock (Cost $100,688,267)		101,121,987
Description	Shares	Value
SHORT-TERM INVESTMENT — 3.7%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	3,779,877	$3,779,877
Total Short-Term Investment (Cost $3,779,877)		3,779,877
Total Investments — 102.3% (Cost $104,468,144)		$104,901,864
Other Assets and Liabilities — (2.3)%		(2,339,526)
Net Assets — 100.0%		$102,562,338

Percentages based on Net Assets.

*      Non-income producing security.

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $3,523,251.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $3,779,877.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCK — 97.0%

Australia — 17.3%
AGL Energy	17,120	$233,437
Alumina	107,682	168,504
Bendigo & Adelaide Bank	32,320	237,280
BHP Group	9,760	241,874
BlueScope Steel	10,020	92,074
Crown Resorts	20,031	172,053
Fortescue Metals Group	47,440	291,382
JB Hi-Fi	15,200	388,110
Metcash	128,126	249,073
Perpetual	8,671	214,767
Qantas Airways	48,222	213,080
QBE Insurance Group	30,340	263,528
South32	180,680	317,607
Super Retail Group	44,001	288,459
Wesfarmers	10,520	288,338
Whitehaven Coal	61,780	140,967
Woodside Petroleum	9,600	213,092
		4,013,625

Belgium — 1.5%
Ageas	5,856	337,271

Canada — 15.0%
Canadian Natural Resources	8,000	201,716
Ensign Energy Services	34,000	69,182
Genworth MI Canada(A)	7,676	310,047
Great-West Lifeco	7,011	170,498
iA Financial	6,000	288,953
IGM Financial	4,788	135,123
Imperial Oil	10,000	249,032
Labrador Iron Ore Royalty	11,692	198,048
Magna International	6,080	326,919
Methanex	4,000	151,575
Norbord	6,000	173,199
Description	Shares	Value
Power Corp of Canada	10,000	$231,417
Power Financial	6,000	140,308
Sun Life Financial	8,000	358,910
Suncor Energy	8,000	237,856
TFI International	7,668	244,344
		3,487,127

Denmark — 2.1%
Novo Nordisk, Cl B	4,257	232,493
Pandora	2,245	110,393
Spar Nord Bank	16,060	156,793
		499,679

France — 5.3%
AXA	7,253	191,595
BNP Paribas	4,567	238,430
Casino Guichard Perrachon	3,678	198,417
Engie	12,554	209,952
Metropole Television	11,063	194,579
Natixis	42,400	194,404
		1,227,377

Germany — 2.6%
Freenet	8,696	192,954
Muenchener Rueckversicherungs	1,447	401,846
		594,800

Hong Kong — 4.7%
China Resources Cement Holdings	120,000	131,701
Shandong Chenming Paper Holdings, Cl H	255,000	106,413
Shanghai Industrial Urban Development Group	73,494	9,192
Shimao Property Holdings	160,000	538,033
Shougang Fushan Resources Group	1,480,000	305,974
		1,091,313

Italy — 5.7%
Assicurazioni Generali	11,480	232,706
Eni	18,960	286,952
Fiat Chrysler Automobiles	9,600	149,126
Saras	86,382	165,708
Societa Cattolica di Assicurazioni SC	25,480	222,085
Unipol Gruppo	48,089	268,115
		1,324,692

Japan — 12.1%
Amada Holdings	20,000	230,206
Astellas Pharma	12,000	206,519
JFE Holdings	18,000	227,854

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2019 (Unaudited)

Description	Shares	Value
KDDI	12,000	$333,253
Nippon Telegraph & Telephone	6,000	298,694
NTT DOCOMO	10,370	285,682
Shinsei Bank*	16,000	252,172
Sompo Holdings	6,000	237,467
Tokio Marine Holdings	6,000	326,030
Toyo Kanetsu	10,000	188,814
Z Holdings	74,000	228,873
		2,815,564

Netherlands — 4.8%
Aegon	50,280	217,355
ASR Nederland	4,575	167,413
Koninklijke Ahold Delhaize	13,980	348,089
Randstad	4,211	233,136
Signify	5,216	152,649
		1,118,642

Norway — 2.1%
DNB	16,487	299,580
Telenor	10,103	189,126
		488,706

Portugal — 1.2%
EDP - Energias de Portugal	68,878	283,464

Spain — 1.0%
Repsol	14,360	235,431

Sweden — 2.7%
JM	8,716	222,962
Peab	23,028	193,893
Telia	46,765	205,596
		622,451

Switzerland — 2.7%
Swiss Re	2,671	279,690
Zurich Insurance Group	880	343,883
		623,573

United Kingdom — 16.2%
Anglo American	5,520	141,691
Aviva	41,180	221,479
Babcock International Group	18,700	134,196
Berkeley Group Holdings	2,440	139,101
Direct Line Insurance Group	36,492	128,622
Glencore*	64,600	194,681
HSBC Holdings	27,138	204,944
Kingfisher	45,091	121,023
Legal & General Group	60,768	207,574
Lloyds Banking Group	364,040	267,846
Man Group	137,520	255,627
Description	Shares	Value
Persimmon	10,280	$303,210
Rio Tinto	5,446	283,168
Royal Dutch Shell, Cl A	7,040	203,634
Royal Mail	40,438	110,839
Standard Life Aberdeen	58,740	230,930
Tate & Lyle	27,820	242,527
Vodafone Group	70,183	143,095
WPP	17,460	217,846
		3,752,033
Total Common Stock (Cost $23,919,671)		22,515,748

SHORT-TERM INVESTMENT — 1.0%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	240,027	240,027
Total Short-Term Investment (Cost $240,027)		240,027
Total Investments — 98.0% (Cost $24,159,698)		$22,755,775
Other Assets and Liabilities — 2.0%		466,844
Net Assets — 100.0%		$23,222,619

Percentages based on Net Assets.

*      Non-income producing security.

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $230,233.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $240,027.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

Cl — Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCK — 93.9%

Brazil — 8.2%
AMBEV*	227,808	$986,098
Banco do Brasil*	174,512	2,089,097
Banco Santander Brasil	155,243	1,835,587
Cia Siderurgica Nacional	400,284	1,182,737
Cosan	113,048	1,620,810
JBS	420,142	2,963,675
Vale*	125,211	1,474,870
		12,152,874

Czech Republic — 5.8%
CEZ	81,666	1,862,936
Erste Group Bank*(A)	22,891	807,281
Komercni Banka	45,565	1,540,202
Moneta Money Bank	272,105	904,319
PFNonwovens*	53,430	1,667,130
Philip Morris CR	2,990	1,784,876
		8,566,744

Greece — 8.9%
Alpha Bank AE*	29,651	63,196
Athens Water Supply & Sewage	141,050	1,250,639
Bank of Greece	76,440	1,202,074
FF Group*(B)(C)	25,407	–
Hellenic Petroleum	162,110	1,542,235
Hellenic Telecommunications Organization	73,624	1,116,734
Holding ADMIE IPTO	161,108	384,523
Intralot -Integrated Lottery Systems & Services*	526,110	259,352
JUMBO	62,725	1,224,251
Karelia Tobacco	5,466	1,645,982
Motor Oil Hellas Corinth Refineries	120,120	2,966,091
Mytilineos	89,700	981,416
National Bank of Greece*	3,681	12,481
Description	Shares	Value
Piraeus Bank*	836	$2,918
Public Power*	161,108	569,597
		13,221,489

Italy — 8.6%
Atlantia	54,527	1,346,421
Enel	305,890	2,367,643
Eni	87,728	1,327,730
Intesa Sanpaolo	588,207	1,473,437
Saipem*	53,306	241,376
Telecom Italia*	2,614,847	1,530,202
UniCredit	106,375	1,348,699
Unipol Gruppo	296,629	1,653,821
UnipolSai	554,739	1,547,369
		12,836,698

Norway — 6.8%
Aker Solutions*	248,737	572,064
DNB	71,116	1,292,224
Equinor	55,400	1,024,727
Gjensidige Forsikring	55,747	1,042,056
Norsk Hydro	238,309	840,909
PGS*	376,041	633,813
Storebrand	201,243	1,422,421
Telenor	55,916	1,046,736
TGS Nopec Geophysical	48,632	1,259,673
Yara International	23,961	932,525
		10,067,148

Poland — 7.4%
Bank Millennium*	307,228	494,135
Bank Polska Kasa Opieki	31,073	876,727
CCC	15,282	446,382
Grupa Lotos	75,431	1,883,480
ING Bank Slaski	15,656	794,960
KGHM Polska Miedz*	33,337	729,799
PGE Polska Grupa Energetyczna*	365,457	783,399
Polski Koncern Naftowy ORLEN	34,728	948,949
Polskie Gornictwo Naftowe i Gazownictwo	578,221	711,908
Powszechna Kasa Oszczednosci Bank Polski	90,054	898,501
Powszechny Zaklad Ubezpieczen	83,493	807,472
Santander Bank Polska	8,901	729,665
Tauron Polska Energia*	1,950,545	843,901
		10,949,278

Portugal — 7.9%
Altri SGPS	66,458	405,069
Corticeira Amorim SGPS	421,330	4,534,624
CTT-Correios de Portugal	26,413	84,369
EDP - Energias de Portugal	420,714	1,731,430

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2019 (Unaudited)

Description	Shares	Value
Galp Energia SGPS	117,967	$1,878,799
Jeronimo Martins SGPS	38,792	650,918
Mota-Engil SGPS	76,702	169,808
Navigator	63,243	227,969
NOS SGPS	39,137	232,434
Pharol SGPS*(A)	764,332	83,200
REN - Redes Energeticas Nacionais SGPS	96,524	286,357
Semapa-Sociedade de Investimento e Gestao	112,970	1,552,263
		11,837,240

Russia — 8.0%
Alrosa PJSC	1,578,720	1,834,464
Gazprom Neft PJSC	418,600	2,709,174
Gazprom PJSC	466,310	1,890,765
Rosneft PJSC	247,520	1,644,408
Sberbank of Russia PJSC	359,525	1,316,992
Severstal PJSC	103,740	1,427,259
Unipro PJSC	28,027,480	1,153,925
		11,976,987

Singapore — 8.2%
CapitaLand	507,000	1,341,615
City Developments	195,000	1,546,584
ComfortDelGro	702,000	1,186,813
Golden Agri-Resources	5,174,000	779,646
Jardine Cycle & Carriage	52,000	1,250,645
Oversea-Chinese Banking	156,000	1,256,761
SATS	351,000	1,302,914
Sembcorp Industries	585,000	984,711
Singapore Airlines	182,000	1,258,863
United Overseas Bank	65,000	1,281,892
		12,190,444

Spain — 8.9%
Acciona	16,677	1,738,156
Banco Bilbao Vizcaya Argentaria	134,858	710,373
Banco Santander	187,338	750,923
CaixaBank	269,533	771,065
Enagas	44,226	1,094,527
Endesa	52,272	1,422,495
Ferrovial	59,418	1,753,474
Iberdrola	199,326	2,047,014
Mapfre	413,449	1,152,799
Naturgy Energy Group	64,902	1,766,922
		13,207,748

Turkey — 7.8%
Akbank T.A.S.*	1,095,513	1,324,062
Eregli Demir ve Celik Fabrikalari	787,112	900,383
Haci Omer Sabanci Holding	875,582	1,266,529
Description	Shares	Value
KOC Holding	420,081	$1,376,207
Petkim Petrokimya Holding*	1,920,960	1,155,818
Turkiye Halk Bankasi*	1,134,625	1,039,912
Turkiye Is Bankasi, Cl C*	1,188,380	1,205,580
Turkiye Sise ve Cam Fabrikalari	1,084,202	824,921
Turkiye Vakiflar Bankasi TAO, Cl D*	1,643,402	1,247,517
Yapi ve Kredi Bankasi*	3,269,413	1,303,819
		11,644,748

United Kingdom — 7.4%
Anglo American	43,330	1,112,226
Aviva	215,296	1,157,928
BP	163,733	1,037,767
British American Tobacco	30,213	1,057,469
BT Group, Cl A	405,952	1,076,418
HSBC Holdings	140,768	1,063,067
Legal & General Group	337,696	1,153,518
Rio Tinto	20,599	1,071,055
Rolls-Royce Holdings	104,131	956,345
Vodafone Group	651,636	1,328,612
		11,014,405
Total Common Stock (Cost $153,400,924)		139,665,803

PREFERRED STOCK — 2.9%

Brazil — 2.9%
Banco Bradesco*(D)	247,006	2,172,273
Cia Energetica de Minas Gerais(D)	284,464	965,356
Telefonica Brasil(D)	87,692	1,160,407
Total Preferred Stock (Cost $4,232,053)		4,298,036

SHORT-TERM INVESTMENT — 0.4%
Invesco Treasury Portfolio Institutional Class, 1.630%(E)(F)	606,484	606,484
Total Short-Term Investment (Cost $606,484)		606,484
Total Investments — 97.2% (Cost $158,239,461)		$144,570,323
Other Assets and Liabilities — 2.8%		4,184,683
Net Assets — 100.0%		$148,755,006

Percentages based on Net Assets.

*      Non-income producing security.

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $385,220.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2019 (Unaudited)

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Securities considered illiquid. The total value of such securities as of October 31, 2019 was $0 and represented 0.0% of Net Assets. See Note 2 in Notes to Financial Statements.

(D)   There is currently no rate available.

(E)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $606,484.

(F)   Rate shown is the 7-day effective yield as of October 31, 2019.

Cl — Class

PJSC — Private Joint Stock Company

The following is a list of the inputs used as of October 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Brazil	$12,152,874	$–	$–	$12,152,874
Czech Republic	8,566,744	–	–	8,566,744
Greece	13,221,489	–	–	13,221,489
Italy	12,836,698	–	–	12,836,698
Norway	10,067,148	–	–	10,067,148
Poland	10,949,278	–	–	10,949,278
Portugal	11,837,240	–	–	11,837,240
Russia	11,976,987	–	–	11,976,987
Singapore	12,190,444	–	–	12,190,444
Spain	13,207,748	–	–	13,207,748
Turkey	11,644,748	–	–	11,644,748
United Kingdom	11,014,405	–	–	11,014,405
Common Stock	139,665,803	–	–	139,665,803
Preferred Stock
Brazil	4,298,036	–	–	4,298,036
Short-Term Investments	606,484	–	–	606,484
Total Investments in Securities	$144,570,323	$–	$–	$144,570,323

(1)   Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.7%

United States — 99.7%

Affiliated ETF — 11.9%
Cambria Emerging Shareholder Yield ETF‡	203,553	$6,382,241
Cambria Sovereign Bond ETF‡	254,550	6,426,115
		12,808,356

Equity ETF — 43.4%
Invesco DB Precious Metals Fund	169,700	7,161,340
iShares Global Consumer Staples ETF	115,417	6,284,456
iShares Global Infrastructure ETF	135,428	6,388,139
iShares Global Tech ETF	33,940	6,521,232
iShares Global Utilities ETF	106,267	6,205,993
iShares Residential Real Estate ETF	91,852	7,377,553
Vanguard Real Estate ETF	71,307	6,724,250
		46,662,963

Fixed Income ETF — 44.4%
Invesco Emerging Markets Sovereign Debt ETF	233,332	6,799,294
iShares 20+ Year Treasury Bond ETF	50,421	7,121,462
iShares 3-7 Year Treasury Bond ETF, Cl 7(A)	51,370	6,522,449
iShares 7-10 Year Treasury Bond ETF	67,190	7,559,547
iShares iBoxx $ Investment Grade Corporate Bond ETF	55,260	7,057,255
Vanguard Long-Term Bond ETF	64,295	6,563,876
Vanguard Total International Bond ETF	104,742	6,126,359
		47,750,242
Total Exchange Traded Funds (Cost $101,206,508)		107,221,561
Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	387,000	$387,000
Total Short-Term Investment (Cost $387,000)		387,000
Total Investments — 100.1% (Cost $101,593,508)		$107,608,561
Other Assets and Liabilities — (0.1)%		(145,665)
Net Assets — 100.0%		$107,462,896

Percentages based on Net Assets.

‡      Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor (see Note 5).

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $380,910.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $387,000.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

Cl — Class

ETF — Exchanged Traded Fund

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF

October 31, 2019 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2019 are as follows:

Value at 4/30/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 10/31/2019	Shares at of 10/31/2019	Dividend Income	Capital Gains
Cambria Emerging Shareholder Yield ETF
$ –	$7,981,625	$(1,461,148)	$(116,493)	$(21,743)	$6,382,241	203,553	$124,981	$–
Cambria Sovereign Bond ETF
–	7,842,722	(1,154,884)	(228,435)	(33,288)	6,426,115	254,550	82,981	–
$ –	$15,824,347	$(2,616,032)	$(344,928)	$(55,031)	$12,808,356	458,103	$207,962	$–

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.1%

United States — 99.1%

Affiliated ETF — 31.8%
Cambria Emerging Shareholder Yield ETF‡	170,204	$5,336,610
Cambria Foreign Shareholder Yield ETF‡	116,189	2,678,737
Cambria Global Value ETF‡	141,617	3,243,029
Cambria Shareholder Yield ETF‡	96,952	3,613,401
Cambria Sovereign Bond ETF‡	184,327	4,653,335
		19,525,112

Equity ETF — 31.0%
Alpha Architect International Quantitative Momentum ETF	47,874	1,240,415
Alpha Architect Value Momentum Trend ETF	46,748	1,125,033
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	254,531	4,047,043
iShares Edge MSCI USA Momentum Factor ETF(A)	23,041	2,765,381
Schwab U.S. REIT ETF(A)	43,181	2,058,870
Schwab U.S. TIPS ETF(A)	31,680	1,795,622
Vanguard Global ex-U.S. Real Estate ETF	31,095	1,893,686
Vanguard Mid-Capital ETF	8,206	1,390,589
Vanguard Total Stock Market ETF	17,788	2,742,554
		19,059,193

Fixed Income ETF — 36.3%
iShares Short Treasury Bond ETF	10,179	1,127,019
SPDR FTSE International Government Inflation-Protected Bond ETF	32,313	1,788,525
VanEck Vectors Emerging Markets High Yield Bond ETF(A)	100,458	2,357,749
VanEck Vectors International High Yield Bond ETF	47,912	1,185,343
Vanguard Intermediate-Term Corporate Bond ETF	20,390	1,867,724
Vanguard Intermediate-Term Treasury ETF	35,618	2,377,145
Description	Shares	Value
Vanguard Long-Term Treasury ETF(A)	30,144	$2,610,772
Vanguard Short-Term Corporate Bond ETF	14,422	1,172,076
Vanguard Total Bond Market ETF	56,817	4,801,605
Vanguard Total International Bond ETF	50,719	2,966,554
		22,254,512
Total Exchange Traded Funds (Cost $60,481,833)		60,838,817

SHORT-TERM INVESTMENT — 8.1%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	4,977,886	4,977,886
Total Short-Term Investment (Cost $4,977,886)		4,977,886
Total Investments — 107.2% (Cost $65,459,719)		$65,816,703
Other Assets and Liabilities — (7.2)%		(4,431,030)
Net Assets — 100.0%		$61,385,673

Percentages based on Net Assets.

‡      Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor (see Note 5).

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $4,855,707.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $4,977,886.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

TIPS — Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF

October 31, 2019 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2019 are as follows:

Value at 4/30/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 10/31/2019	Shares at of 10/31/19	Dividend Income	Capital Gains
Cambria Emerging Shareholder Yield ETF
$ 5,756,475	$–	$(352,014)	$(128,567)	$60,716	$5,336,610	170,204	$161,071	$–
Cambria Foreign Shareholder Yield ETF
2,917,359	–	(177,264)	(71,372)	10,014	2,678,737	116,189	65,690	–
Cambria Global Value ETF
3,484,839	–	(217,594)	(48,484)	24,268	3,243,029	141,617	66,321	–
Cambria Shareholder Yield ETF
3,871,820	–	(234,749)	(53,015)	29,345	3,613,401	96,952	41,103	–
Cambria Sovereign Bond ETF
4,882,337	–	(310,443)	86,649	(5,208)	4,653,335	184,327	90,620	–
$ 20,912,830	$–	$(1,292,064)	$(214,789)	$119,135	$19,525,112	709,289	$424,805	$–

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCK — 93.7%

Communication Services — 2.5%
AT&T	3,040	$117,010
Gray Television*	6,210	101,906
TEGNA	9,438	141,853
		360,769

Consumer Discretionary — 26.7%
Aaron’s	2,898	217,146
Adient*	5,077	107,582
AutoNation*	2,265	115,175
Beazer Homes USA*	7,856	117,919
Carvana, Cl A*	2,012	163,133
Cato, Cl A	6,541	114,402
Expedia Group	1,120	153,059
Ford Motor	10,339	88,812
Gentex	4,179	117,220
Group 1 Automotive	1,340	133,250
Hibbett Sports*	5,305	126,577
K12*	3,914	77,458
Lennar, Cl A	2,109	125,696
Lithia Motors, Cl A	871	137,165
M/I Homes*	3,012	133,070
MDC Holdings	3,250	125,808
Meritage Homes*	2,064	148,793
OneSpaWorld Holdings*	7,024	109,223
Overstock.com*	9,534	100,393
PulteGroup	3,242	127,216
Rent-A-Center, Cl A	6,303	163,059
Rubicon Project*	12,673	107,721
Skechers U.S.A., Cl A*	4,011	149,891
Sonic Automotive, Cl A	3,806	122,667
Target	1,381	147,643
Taylor Morrison Home, Cl A*	4,490	112,475
TopBuild*	1,172	121,806
Description	Shares	Value
Winnebago Industries	2,730	$131,231
XPEL*	10,225	111,453
Zumiez*	3,712	118,450
		3,825,493

Consumer Staples — 3.3%
Ingles Markets, Cl A	2,888	113,874
John B Sanfilippo & Son	1,183	125,540
Sanderson Farms	777	120,287
Tyson Foods, Cl A	1,272	105,309
		465,010

Energy — 7.2%
Chevron	1,084	125,896
Cosan, Cl A*	11,636	195,717
CVR Energy	3,197	151,602
Dorian LPG*	10,636	132,418
Dril-Quip*	2,120	86,962
Helix Energy Solutions Group*	17,265	148,307
World Fuel Services	4,527	189,093
		1,029,995

Financials — 21.5%
Aflac	2,243	119,238
Arch Capital Group*	4,160	173,722
Ares Capital	6,415	117,395
Assured Guaranty	2,630	123,400
Cannae Holdings*	6,578	192,078
Cincinnati Financial	1,284	145,362
eHealth*	2,641	182,334
Employers Holdings	2,392	101,277
Essent Group	3,039	158,302
First BanCorp	13,318	140,105
Hanover Insurance Group	898	118,276
NMI Holdings, Cl A*	5,077	148,502
OFG Bancorp	11,202	227,513
Old Republic International	10,304	230,190
Popular	2,338	127,327
Radian Group	6,386	160,288
RenaissanceRe Holdings	938	175,575
Selective Insurance Group	1,632	112,804
Voya Financial	2,669	144,019
WR Berkley	2,362	165,104
		3,062,811

Health Care — 1.7%
Anika Therapeutics*	2,146	151,057
Arena Pharmaceuticals*	1,816	88,466
		239,523

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF

October 31, 2019 (Unaudited)

Description	Shares	Value
Industrials — 20.1%
ABM Industries	2,610	$95,161
AGCO	1,932	148,166
Arcosa	2,835	108,892
BMC Stock Holdings*	4,907	132,440
Builders FirstSource*	5,517	124,739
Construction Partners, Cl A*	7,412	126,894
Cummins	859	148,160
Delta Air Lines	1,907	105,038
EMCOR Group	1,210	106,129
Foundation Building Materials*	7,077	131,561
FTI Consulting*	2,590	281,974
GMS*	3,918	117,383
Jacobs Engineering Group	1,247	116,694
KAR Auction Services	4,546	113,014
Kimball International, Cl B	5,846	119,024
ManpowerGroup	1,084	98,557
MasTec*	1,754	110,397
NOW*	9,092	95,830
Oshkosh	1,238	105,700
Quanta Services	2,678	112,610
Saia*	1,179	105,167
Steelcase, Cl A	6,612	115,511
Universal Forest Products	2,833	142,670
		2,861,711

Information Technology — 9.0%
Benchmark Electronics	3,858	130,786
Canadian Solar*	7,089	121,009
Fabrinet*	1,925	108,243
KBR	7,059	198,781
Micron Technology*	2,316	110,126
Sanmina*	4,617	141,880
Tech Data*	1,333	161,961
Ultra Clean Holdings*	7,636	163,181
Xerox Holdings	4,158	141,081
		1,277,048

Materials — 1.7%
Advanced Emissions Solutions(A)	8,004	110,695
Reliance Steel & Aluminum	1,134	131,590
		242,285
Total Common Stock (Cost $11,661,770)		13,364,645
Description	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	72,500	$72,500
Total Short-Term Investment (Cost $72,500)		72,500
Total Investments — 94.2% (Cost $11,734,270)		$13,437,145
Other Assets and Liabilities — 5.8%		827,791
Net Assets — 100.0%		$14,264,936

Percentages based on Net Assets.

*      Non-income producing security.

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $69,150.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $72,500.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

The open futures contracts held by the Fund at October 31, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation Depreciation
S&P 500 Index E-MINI	(42)	Dec-2019	$(6,315,554)	$(6,375,180)	$(59,626)

For the period ended October 31, 2019, the monthly average notional value of the short equity futures contracts held was $(7,666,929) and the ending notional value of the futures contacts was $(6,315,554).

Cl — Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2019 (Unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 84.5%

Argentina — 2.6%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	$7,807,548	$44,393
16.000%, 10/17/23	ARS	7,741,104	47,669
15.500%, 10/17/26	ARS	7,416,423	45,699
Argentine Republic Government International Bond
4.625%, 01/11/23	USD	1,375,000	550,015
			687,776

Australia — 3.9%
Queensland Treasury
5.750%, 07/22/24	AUD	609,000	508,051
4.750%, 07/21/25(A)	AUD	651,000	535,158
			1,043,209

Brazil — 6.4%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	6,300,000	1,696,468

Chile — 3.0%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/24	CLP	210,000,000	327,918
4.500%, 03/01/26	CLP	315,000,000	465,304
			793,222

Colombia — 2.8%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	229,384
7.500%, 08/26/26	COP	812,500,000	266,140
7.000%, 05/04/22	COP	819,000,000	254,037
			749,561

Croatia — 2.9%
Croatia Government International Bond
6.000%, 01/26/24	USD	140,000	160,905
5.500%, 04/04/23	USD	550,000	607,697
			768,602
Description		Face Amount(1)	Value
Greece — 4.1%
Hellenic Republic Government International Bond
3.000%, 3.650%, 02/24/2020, 02/24/2024(B)	EUR	860,916	$1,084,253

Hungary — 3.3%
Hungary Government International Bond
6.000%, 11/24/23	HUF	67,200,000	276,754
5.500%, 06/24/25	HUF	142,170,000	599,166
			875,920

Indonesia — 3.7%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	6,390,000,000	488,184
7.000%, 05/15/27	IDR	6,852,000,000	494,728
			982,912

Italy — 1.8%
Italy Buoni Poliennali Del Tesoro
2.800%, 12/01/28	EUR	357,000	466,222

Malaysia — 3.8%
Malaysia Government International Bond
4.498%, 04/15/30	MYR	2,229,000	574,604
4.392%, 04/15/26	MYR	158,000	40,024
4.181%, 07/15/24	MYR	1,442,000	357,451
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	158,000	39,252
			1,011,331

Mexico — 6.6%
Mexican Bonos
10.000%, 12/05/24	MXN	11,330,482	674,645
8.500%, 05/31/29	MXN	8,906,716	518,837
7.500%, 06/03/27	MXN	10,786,298	585,919
			1,779,401

New Zealand — 2.7%
New Zealand Government International Bond
4.500%, 04/15/27	NZD	903,000	715,418

Peru — 3.4%
Peruvian Government International Bond
4.125%, 08/25/27	USD	798,000	894,765

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF

October 31, 2019 (Unaudited)

Description		Face Amount(1)	Value
Philippines — 3.2%
Philippine Government International Bond
8.000%, 07/19/31	PHP	$34,078,684	$859,886

Poland — 3.9%
Poland Government International Bond
5.750%, 04/25/29	PLN	1,806,000	634,722
3.250%, 07/25/25	PLN	693,000	195,301
2.500%, 07/25/26	PLN	756,000	205,379
			1,035,402

Romania — 3.5%
Romania Government International Bond
5.850%, 04/26/23	RON	630,000	158,163
5.800%, 07/26/27	RON	1,470,000	382,861
4.750%, 02/24/25	RON	1,575,000	384,029
			925,053

Russia — 6.6%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	26,859,000	428,642
7.600%, 07/20/22	RUB	42,630,000	692,112
7.000%, 01/25/23	RUB	40,845,000	654,871
			1,775,625

South Africa — 5.8%
South Africa Government International Bond
8.250%, 03/31/32	ZAR	4,456,473	267,033
8.000%, 01/31/30	ZAR	16,510,788	1,004,657
7.000%, 02/28/31	ZAR	4,999,092	275,785
			1,547,475

Thailand — 4.2%
Thailand Government International Bond
3.625%, 06/16/23	THB	30,999,000	1,105,614

Turkey — 6.3%
Turkey Government International Bond
10.700%, 02/17/21	TRY	4,431,000	763,785
8.500%, 09/14/22	TRY	4,641,000	740,320
4.250%, 04/14/26	TRY	200,000	182,230
			1,686,335

Total Sovereign Debt (Cost $24,482,465)			22,484,450
Description	Face Amount(1)	Value
U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Notes
2.250%, 02/15/27	$2,611,400	$2,726,465

Total U.S. Treasury Obligations (Cost $2,524,011)		2,726,465

Total Investments — 94.7% (Cost $27,006,476)		$25,210,915
Other Assets and Liabilities — 5.3%		1,421,657
Net Assets — 100.0%		$26,632,572

Percentages based on Net Assets.

(1)   In U.S. dollars unless otherwise indicated.

(A)   Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at October 31, 2019 was $535,158 and represents 2.0% of Net Assets.

(B)   Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY— Turkish Lira

ZAR — South African Rand

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCK — 97.2%

Brazil — 8.9%
Cia de Saneamento Basico do Estado de Sao Paulo	23,100	$315,008
Cyrela Brazil Realty Empreendimentos e Participacoes	65,100	438,437
Duratex	94,500	307,028
MRV Engenharia e Participacoes	75,600	332,523
Qualicorp Consultoria e Corretora de Seguros	58,800	469,608
Ser Educacional	52,500	307,761
SLC Agricola	84,000	382,247
YDUQS Part	37,800	368,810
		2,921,422

China — 0.6%
China Petroleum & Chemical ADR	3,507	198,110

Colombia — 1.1%
Banco de Bogota	13,965	359,537

Czech Republic — 0.9%
O2 Czech Republic	30,891	291,589

Greece — 4.0%
Aegean Airlines	34,461	315,162
Hellenic Petroleum	38,304	364,405
JUMBO	10,458	204,117
Motor Oil Hellas Corinth Refineries	17,556	433,505
		1,317,189

Hong Kong — 16.1%
China Lilang	420,000	338,746
China Medical System Holdings	231,000	314,252
China Merchants Bank, Cl H	42,000	200,997
China National Building Material, Cl H	294,000	248,378
Description	Shares	Value
China Telecom, Cl H	1,008,000	$429,651
CNOOC	252,000	378,195
Fufeng Group	546,000	252,238
Great Wall Motor, Cl H	430,500	350,511
Greatview Aseptic Packaging	525,000	264,646
Greenland Hong Kong Holdings	903,000	312,295
Industrial & Commercial Bank of China, Cl H	441,000	317,414
Lenovo Group	252,000	176,234
PICC Property & Casualty, Cl H	252,000	319,987
Shenzhen Expressway, Cl H	294,000	393,954
Sinopec Shanghai Petrochemical ADR(A)	5,313	145,204
West China Cement	1,806,000	290,400
Yanzhou Coal Mining, Cl H	294,000	299,029
Zhejiang Expressway, Cl H	252,000	206,785
		5,238,916

Hungary — 0.5%
Magyar Telekom Telecommunications	103,404	154,085

Indonesia — 0.8%
Gudang Garam	69,300	276,963

Mexico — 0.8%
Nemak	617,400	263,181

Russia — 11.3%
Alrosa PJSC	256,200	297,703
Center for Cargo Container Traffic TransContainer PJSC	7,666	1,027,553
Gazprom Neft PJSC	78,120	505,592
Gazprom PJSC	148,050	600,303
LUKOIL PJSC	6,006	554,447
Novolipetsk Steel PJSC	160,440	312,861
Severstal PJSC	29,820	410,265
		3,708,724

South Africa — 11.1%
African Rainbow Minerals	53,172	532,054
Assore	19,362	325,389
BHP Group	18,942	402,031
Kumba Iron Ore	20,748	505,268
Momentum Metropolitan Holdings	229,572	306,896
Nedbank Group	25,935	393,355
Reunert	55,146	260,721
RMB Holdings	87,596	460,690
Telkom SOC	79,364	363,140
Truworths International	26,817	95,072
		3,644,616

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF

October 31, 2019 (Unaudited)

Description	Shares	Value
South Korea — 6.1%
Cheil Worldwide	18,868	$401,378
Huchems Fine Chemical	21,903	416,053
Hyundai Mobis	2,630	538,003
Kumho Industrial	20,688	215,157
Orange Life Insurance	8,421	202,663
Ssangyong Cement Industrial	46,494	234,178
		2,007,432

Taiwan — 26.9%
Actron Technology	105,000	318,375
Asustek Computer	21,000	142,458
Aten International	105,000	297,679
Chang Wah Electromaterials	63,000	354,938
Chenbro Micom	126,000	316,237
Chicony Electronics	105,000	326,654
Chong Hong Construction	189,000	509,124
CyberPower Systems	63,000	212,135
Formosa Chemicals & Fibre	126,000	366,735
GEM Services	92,400	216,730
Iron Force Industrial Co*	63,000	281,467
ITEQ	252,000	1,283,160
Micro-Star International	84,000	248,353
Nan Ya Plastics	168,000	397,365
Novatek Microelectronics	105,000	676,073
Powertech Technology	105,000	331,138
Radiant Opto-Electronics	84,000	333,897
Simplo Technology	42,000	387,707
Tong Hsing Electronic Industries	63,000	280,432
Tripod Technology	84,000	325,619
Wistron NeWeb	63,000	157,290
Zhen Ding Technology Holding	210,000	1,000,313
		8,763,879

Thailand — 2.6%
Electricity Generating	46,200	530,928
Tisco Financial Group	96,600	311,923
		842,851

Turkey — 5.5%
Dogan Sirketler Grubu Holding	1,267,980	383,682
Enka Insaat ve Sanayi	564,816	570,027
Iskenderun Demir ve Celik	206,724	219,479
Tekfen Holding	135,345	401,259
Vestel Beyaz Esya Sanayi ve Ticaret	88,956	232,144
		1,806,591
Total Common Stock (Cost $30,486,975)		31,795,085
Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	72,000	$72,000
Total Short-Term Investment (Cost $72,000)		72,000
Total Investments — 97.4% (Cost $30,558,975)		$31,867,085
Other Assets and Liabilities — 2.6%		835,079
Net Assets — 100.0%		$32,702,164

Percentages based on Net Assets.

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $68,325.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $72,000.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt

Cl — Class

PJSC — Private Joint Stock Company

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk Yield ETF

October 31, 2019 (Unaudited)

Description	Face Amount	Value

U.S. TREASURY OBLIGATION — 95.1%
U.S. Treasury Notes 2.250%, 02/15/27	$63,039,600	$65,817,282
Total U.S. Treasury Obligations (Cost $62,798,100)		65,817,282
Total Investments — 95.1% (Cost $62,798,100)		$65,817,282
Other Assets and Liabilities — 4.9%		3,420,147
Net Assets — 100.0%		$69,237,429

Purchased Options — 3.3%‡(A)
Total Purchased Options (Cost $5,026,196)		$2,313,155

Percentages based on Net Assets.

‡      For the period ended October 31, 2019, average notional value of equity purchased options held was $175,697,972.

(A)   Refer to table below for details on Options Contracts.

A list of the exchange traded option contracts held by the Fund at October 31, 2019, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 3.3%
Put Options
SPX, Expires 12/21/2019, Strike Price $2,600	9	$2,733,804	$3,375
SPX, Expires 12/21/2019, Strike Price $2,650	31	9,416,436	15,345
SPX, Expires 12/21/2019, Strike Price $2,700	62	18,832,872	40,920
SPX, Expires 03/21/2020, Strike Price $2,500	37	11,238,972	64,010
SPX, Expires 03/21/2020, Strike Price $2,550	40	12,150,240	83,400
SPX, Expires 03/21/2020, Strike Price $2,600	109	33,109,404	271,955
SPX, Expires 03/21/2020, Strike Price $2,700	50	15,187,800	177,000
SPX, Expires 06/20/2020, Strike Price $2,600	144	43,740,864	692,640
SPX, Expires 06/20/2020, Strike Price $2,700	35	10,631,460	220,850
SPX, Expires 09/19/2020, Strike Price $2,700	17	5,163,852	149,940
SPX, Expires 12/19/2020, Strike Price $2,700	42	12,757,752	475,020
SPX, Expires 12/19/2020, Strike Price $2,725	10	3,037,560	118,700
Total Purchased Options			$2,313,155

The following is a list of the inputs used as of October 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$–	$65,817,282	$–	$65,817,282
Total Investments in Securities	$–	$65,817,282	$–	$65,817,282
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,313,155	$–	$–	$2,313,155
Total Other Financial Instruments	$2,313,155	$–	$–	$2,313,155

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCK — 97.0%

Communication Services — 2.3%
AT&T	61,823	$2,379,567

Consumer Discretionary — 8.6%
Dollar General	16,501	2,645,770
Genuine Parts	17,466	1,791,662
McDonald’s	10,421	2,049,811
Starbucks	26,612	2,250,311
		8,737,554

Consumer Staples — 14.8%
Altria Group	36,159	1,619,561
Diageo ADR	12,167	1,993,806
Kimberly-Clark	16,216	2,154,782
PepsiCo	16,244	2,228,190
Procter & Gamble	19,145	2,383,744
Sysco	29,579	2,362,475
Walmart	20,205	2,369,238
		15,111,796

Energy — 4.6%
Chevron	15,861	1,842,097
Exxon Mobil	24,112	1,629,248
Occidental Petroleum	29,705	1,203,052
		4,674,397

Financials — 17.0%
Aflac	40,518	2,153,937
CME Group, Cl A	11,709	2,409,127
Eaton Vance	47,067	2,146,255
FactSet Research Systems	7,889	2,000,019
JPMorgan Chase	18,732	2,340,002
Morgan Stanley	44,021	2,027,167
US Bancorp	39,788	2,268,712
Wells Fargo	40,240	2,077,591
		17,422,810
Description	Shares	Value
Health Care — 13.7%
Abbott Laboratories	25,233	$2,109,731
Amgen	10,319	2,200,527
Anthem	6,812	1,832,973
Eli Lilly	15,799	1,800,296
Johnson & Johnson	14,628	1,931,481
Merck	24,274	2,103,585
UnitedHealth Group	8,015	2,025,390
		14,003,983

Industrials — 14.3%
3M	9,221	1,521,373
Emerson Electric	27,933	1,959,500
L3Harris Technologies	12,147	2,506,047
Lockheed Martin	6,597	2,484,958
Norfolk Southern	10,334	1,880,788
United Technologies	14,945	2,145,803
Waste Management	19,351	2,171,376
		14,669,845

Information Technology — 14.7%
Accenture, Cl A	11,196	2,075,962
Apple	10,113	2,515,710
Broadridge Financial Solutions	18,438	2,308,807
Cisco Systems	35,910	1,706,084
Microsoft	16,647	2,386,680
Oracle	36,890	2,010,136
Paychex	24,664	2,062,897
		15,066,276

Materials — 2.2%
Air Products & Chemicals	10,364	2,210,227

Utilities — 4.8%
NextEra Energy	10,512	2,505,430
Southern	38,606	2,419,052
		4,924,482
Total Common Stock (Cost $83,466,039)		99,200,937
Total Investments — 97.0% (Cost $83,466,039)		$99,200,937
Other Assets and Liabilities — 1.2%		3,091,031
Net Assets — 98.2%		$102,291,968

Purchased Options — 1.8%‡(A)
Total Purchased Options (Cost $1,868,960)		$1,819,875

Percentages based on Net Assets.

‡      For the period ended October 31, 2019, average notional value of equity purchased options held was $172,851,697.

(A)   Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF

October 31, 2019 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

A list of the exchange traded option contracts held by the Fund at October 31, 2019, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 1.8%
Call Options
SPX, Expires 11/16/2019, Strike Price $3,005	75	$22,781,700	$346,500
SPX, Expires 12/21/2019, Strike Price $3,050	150	45,563,400	661,500
Put Option
SPX, Expires 11/16/2019, Strike Price $3,030	375	113,908,500	811,875
Total Purchased Options			1,819,875

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 95.0%

United States — 95.0%

Affiliated ETF — 31.7%
Cambria Emerging Shareholder Yield ETF‡(A)	69,417	$2,176,515
Cambria Foreign Shareholder Yield ETF‡	59,310	1,367,392
Cambria Global Value ETF‡	63,600	1,456,440
Cambria Shareholder Yield ETF‡	36,600	1,364,082
Cambria Sovereign Bond ETF‡	117,750	2,972,599
Cambria Value and Momentum ETF‡	113,730	2,303,237
		11,640,265

Equity ETF — 19.8%
Invesco DB Precious Metals Fund	18,180	767,196
iShares Global Consumer Staples ETF	9,477	516,023
iShares Global Infrastructure ETF	14,508	684,342
iShares Global Tech ETF	3,636	698,621
iShares Global Utilities ETF	11,385	664,884
iShares Residential Real Estate ETF	9,837	790,108
Schwab U.S. TIPS ETF(A)	13,530	766,880
Vanguard Global ex-U.S. Real Estate ETF	13,020	792,918
Vanguard Real Estate ETF	16,401	1,546,614
		7,227,586

Fixed Income ETF — 30.4%
Invesco Emerging Markets Sovereign Debt ETF	25,002	728,558
iShares 20+ Year Treasury Bond ETF	5,400	762,696
iShares 3-7 Year Treasury Bond ETF, Cl 7	5,508	699,351
iShares 7-10 Year Treasury Bond ETF	7,200	810,072
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,922	756,299
SPDR FTSE International Government Inflation-Protected Bond ETF	14,160	783,756
Description	Shares	Value
Vanguard Intermediate-Term Treasury ETF(A)	46,980	$3,135,445
Vanguard Long-Term Bond ETF	5,823	594,470
Vanguard Total Bond Market ETF	27,870	2,355,294
Vanguard Total International Bond ETF	10,305	602,739
		11,228,680

Multi-Asset ETF — 13.1%
Alpha Architect Value Momentum Trend ETF	25,620	616,568
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	82,260	1,307,934
JPMorgan Managed Futures ETF	60,540	1,517,738
WisdomTree Managed Futures Strategy ETF	36,330	1,366,008
		4,808,248
Total Exchange Traded Funds (Cost $34,686,049)		34,904,779

SHORT-TERM INVESTMENT — 3.4%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	1,243,739	1,243,739
Total Short-Term Investment (Cost $1,243,739)		1,243,739
Total Investments — 98.4% (Cost $35,929,788)		$36,148,518
Other Assets and Liabilities — 1.6%		593,755
Net Assets — 100.0%		$36,742,273

Percentages based on Net Assets.

‡      Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor (see Note 5).

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $1,218,792.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $1,243,739.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF

October 31, 2019 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2019 are as follows:

Value at 4/30/2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 10/31/2019	Shares at of 10/31/19	Dividend Income	Capital Gains
Cambria Emerging Shareholder Yield ETF
$ 1,258,094	$981,049	$(49,540)	$(19,026)	$5,938	$2,176,515	69,417	$41,834	$–
Cambria Foreign Shareholder Yield ETF
1,163,465	263,081	(45,620)	(17,449)	3,915	1,367,392	59,310	29,949	–
Cambria Global Momentum ETF
9,821,327	2,369,816	(12,310,624)	182,005	(62,524)	–	–	129,673	–
Cambria Global Value ETF
1,222,710	289,081	(48,802)	(10,895)	4,346	1,456,440	63,600	27,361	–
Cambria Shareholder Yield ETF
1,141,920	260,744	(45,470)	654	6,234	1,364,082	36,600	14,174	–
Cambria Sovereign Bond ETF
1,872,559	1,150,724	(76,290)	22,002	3,604	2,972,599	117,750	41,399	–
Cambria Value & Momentum ETF
1,969,879	455,866	(76,853)	(49,152)	3,497	2,303,237	113,730	13,690	–
$ 18,449,954	$5,770,361	$(12,653,199)	$108,139	$(34,990)	$11,640,265	460,407	$298,080	$–

Cl — Class

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

SPDR — Standard & Poor’s Depositary Receipt

TIPS — Treasury Inflation Protected Security

As of October 31, 2019, all of the Fund’s investments were considered level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Cannabis ETF

October 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCK — 87.8%

Consumer Discretionary — 3.0%
Greenlane Holdings, Cl A*(A)	72,270	$284,021

Consumer Staples — 23.0%
Altria Group	5,500	246,345
British American Tobacco	10,824	378,845
Constellation Brands, Cl A	2,717	517,127
Elixinol Global*	100,705	104,826
New Age Beverages*(A)	38,841	104,482
Philip Morris International	3,168	258,002
Turning Point Brands	5,874	122,590
Universal	2,288	125,382
Village Farms International*(A)	38,588	305,231
		2,162,830

Financials — 3.1%
Canopy Rivers*(A)	242,429	296,341

Health Care — 53.7%
Aphria*(A)	111,430	557,150
Aurora Cannabis*(A)	144,518	518,820
CannTrust Holdings*	157,962	177,499
Canopy Growth*(A)	19,360	386,426
Charlottes Web Holdings*(A)	15,741	194,686
Corbus Pharmaceuticals Holdings*(A)	22,990	118,858
Cronos Group*(A)	35,783	293,778
Emerald Health Therapeutics*(A)	185,240	113,920
Flowr*	132,154	218,735
Green Organic Dutchman Holdings*(A)	179,410	138,940
GW Pharmaceuticals ADR*	4,257	569,672
HEXO*(A)	60,973	131,092
MediPharm Labs*(A)	169,422	596,855
Organigram Holdings*	90,530	301,744
Supreme Cannabis*	392,623	211,649
Tilray, Cl 2*(A)	12,804	285,657
Vivo Cannabis*(A)	760,441	153,000
Weedmd*	111,485	94,802
		5,063,283
Description	Shares	Value
Materials — 2.8%
Scotts Miracle-Gro	2,651	$266,134

Real Estate — 2.2%
Innovative Industrial Properties, Cl A‡(A)	2,673	203,148
Total Common Stock (Cost $11,051,826)		8,275,757

SHORT-TERM INVESTMENT — 29.7%
Invesco Treasury Portfolio Institutional Class, 1.630%(B)(C)	2,803,271	2,803,271
Total Short-Term Investment (Cost $2,803,271)		2,803,271
Total Investments — 117.5% (Cost $13,855,097)		$11,079,028
Other Assets and Liabilities — (17.5)%		(1,652,935)
Net Assets — 100.0%		$9,426,093

Percentages based on Net Assets.

*      Non-income producing security.

‡      Real Estate Investment Trust

(A)   This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $2,650,310.

(B)   This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of October 31, 2019 was $2,803,271.

(C)   Rate shown is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2019 (Unaudited)

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF		Cambria Global Value ETF		Cambria Global Momentum ETF
Assets:
Investments at Fair Value	$104,901,864	*	$22,755,775	*	$144,570,323	*	$94,800,205	*
Affiliated Investments at Value	–		–		–		12,808,356
Foreign Currency at Value	2,601		134,766		343,409		–
Cash and Cash Equivalents	1,340,192		381,133		4,102,631		289,851
Dividends Receivable, Net	132,064		43,770		262,850		10,543
Reclaims Receivable	15,977		158,560		219,092		–
Total Assets	106,392,698		23,474,004		149,498,305		107,908,955

Liabilities:
Payable upon return on securities loaned	3,779,877		240,027		606,484		387,000
Payable Due to Investment Adviser	50,483		11,347		73,040		59,059
Unrealized Depreciation on Foreign Currency Spot Contracts	–		11		–		–
Custodian Fees Payable	–		–		63,775		–
Total Liabilities	3,830,360		251,385		743,299		446,059

Net Assets	$102,562,338		$23,222,619		$148,755,006		$107,462,896

Net Assets Consist of:
Paid-in Capital	$95,581,270		$27,187,757		$163,090,446		$107,799,990
Total distributable earnings (loss)	6,981,068		(3,965,138)		(14,335,440)		(337,094)
Net Assets	$102,562,338		$23,222,619		$148,755,006		$107,462,896
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	2,750,000		1,000,010		6,500,010		4,200,001
Net Asset Value, Offering and Redemption Price Per Share	$37.30		$23.22		$22.89		$25.59
Investments at Cost	$104,468,144		$24,159,698		$158,239,461		$88,440,224
Affiliated Investments at Cost	–		–		–		13,153,284
Cost of Foreign Currency	2,578		131,562		334,648		–
* Includes market value of securities on loan	3,523,251		230,233		385,220		380,910

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2019 (Unaudited)

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF		Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Assets:
Investments at Fair Value	$46,291,591	*	$13,437,145	*	$25,210,915	$31,867,085	*
Affiliated Investments at Value	19,525,112		–		–	–
Foreign Currency at Value	–		–		54,341	56,684
Cash and Cash Equivalents	543,073		883,453		984,861	801,292
Dividends Receivable, Net	3,783		4,657		–	67,247
Variation Margin Receivable	–		25,200		–	–
Interest Receivable	–		–		395,722	–
Reclaims Receivable	–		95		–	1,624
Total Assets	66,363,559		14,350,550		26,645,839	32,793,932

Liabilities:
Payable upon return on securities loaned	4,977,886		72,500		–	72,000
Payable Due to Investment Adviser	–		7,020		13,267	15,274
Custodian Fees Payable	–		–		–	4,494
Broker Fees Payable	–		6,094		–	–
Total Liabilities	4,977,886		85,614		13,267	91,768

Net Assets	$61,385,673		$14,264,936		$26,632,572	$32,702,164

Net Assets Consist of:
Paid-in Capital	$60,536,992		$21,578,231		$28,246,426	$31,859,790
Total distributable earnings (loss)	848,681		(7,313,295)		(1,613,854)	842,374
Net Assets	$61,385,673		$14,264,936		$26,632,572	$32,702,164
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	2,250,001		700,004		1,050,000	1,050,004
Net Asset Value, Offering and Redemption Price Per Share	$27.28		$20.38		$25.36	$31.14
Investments at Cost	$44,865,612		$11,734,270		$27,006,476	$30,558,975
Affiliated Investments at Cost	20,594,107		–		–	–
Cost of Foreign Currency	–		–		55,399	56,320
* Includes market value of securities on loan	4,855,707		69,150		–	68,325

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2019 (Unaudited)

	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF	Cambria Cannabis ETF
Assets:
Investments at Fair Value	$65,817,282	$99,200,937	$24,508,253*	$11,079,028*
Affiliated Investments at Value	–	–	11,640,265	–
Purchased Options at Value	2,313,155	1,819,875	–	–
Foreign Currency at Value	–	–	–	3,567
Cash and Cash Equivalents	840,704	1,989,094	1,836,323	1,106,778
Dividends Receivable, Net	300,757	126,999	1,171	43,017
Receivable for Investment Securities Sold	–	404,293	–	–
Reclaims Receivable	–	1,791	–	–
Total Assets	69,271,898	103,542,989	37,986,012	12,232,390

Liabilities:
Payable upon return on securities loaned	–	–	1,243,739	2,803,271
Payable Due to Investment Adviser	34,469	90,916	–	3,026
Payable for Investment Securities Purchased	–	1,160,105	–	–
Total Liabilities	34,469	1,251,021	1,243,739	2,806,297

Net Assets	$69,237,429	$102,291,968	$36,742,273	$9,426,093

Net Assets Consist of:
Paid-in Capital	$74,239,545	$101,805,904	$36,458,022	$12,146,430
Total distributable earnings (loss)	(5,002,116)	486,064	284,251	(2,720,337)
Net Assets	$69,237,429	$102,291,968	$36,742,273	$9,426,093
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	3,450,002	3,750,002	1,500,002	550,002
Net Asset Value, Offering and Redemption Price Per Share	$20.07	$27.28	$24.49	$17.14
Investments at Cost	$62,798,100	$83,466,039	$24,047,526	$13,855,097
Affiliated Investments at Cost	–	–	11,882,262	–
Cost of Purchased Options	5,026,196	1,868,960	–	–
Cost of Foreign Currency	–	–	–	3,528
* Includes market value of securities on loan	–	–	1,218,792	2,650,310

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the six-month period ended October 31, 2019 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$1,616,715	$755,340	$4,241,006	$1,515,846
Dividend Income from Affiliated Investments	–	–	–	207,962
Interest Income	13,192	1,559	21,758	33,801
Income from Securities Lending	31,722	14,852	11,494	43,523
Less: Foreign Taxes Withheld	–	(65,390)	(454,140)	–
Total Investment Income	1,661,629	706,361	3,820,118	1,801,132
Management Fees	316,701	68,204	454,671	364,350
Custodian Fees	–	–	68,479	–
Total Expenses	316,701	68,204	523,150	364,350
Net Investment Income	1,344,928	638,157	3,296,968	1,436,782

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(1)	9,213,487	(1,284,656)	745,644	(508,270)
Net Realized Loss on Affiliated Investments(1)	–	–	–	(55,031)
Net Realized Loss on Foreign Currency Transactions	–	(21,097)	(45,127)	–
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(10,341,220)	743,779	(4,679,287)	3,133,315
Net Change in Unrealized Depreciation on Affiliated Investments	–	–	–	(344,928)
Net Change in Unrealized Appreciation on Foreign Currency Translation	87	3,528	6,553	–
Net Realized and Unrealized Gain (Loss) on Investments	(1,127,646)	(558,446)	(3,972,217)	2,225,086
Net Increase (Decrease) in Net Assets Resulting from Operations	$217,282	$79,711	$(675,249)	$3,661,868

(1)   Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the six-month period ended October 31, 2019 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$507,810	$147,805	$–	$1,161,041
Dividend Income from Affiliated Investments	424,805	–	–	–
Interest Income	5,840	588	675,480	4,747
Income from Securities Lending	44,125	1,058	–	1,829
Less: Foreign Taxes Withheld	–	(425)	(15,854)	(140,353)
Total Investment Income	982,580	149,026	659,626	1,027,264
Management Fees	–	47,558	71,218	78,516
Custodian Fees	–	–	–	8,415
Broker Expense	–	3,005	–	–
Total Expenses	–	50,563	71,218	86,931
Net Expenses	–	50,563	71,218	86,931
Net Investment Income	982,580	98,463	588,408	940,333

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(1)	119,623	(831,462)	–	(310,742)
Net Realized Gain on Affiliated Investments(1)	119,135	–	–	–
Net Realized Loss on Futures Contracts	–	(528,041)	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	(16,412)	(30,866)
Net Change in Unrealized Appreciation on Unaffiliated Investments	996,651	498,461	45,743	27,759
Net Change in Unrealized Depreciation on Affiliated Investments	(214,789)	–	–	–
Net Change in Unrealized Appreciation on Futures Contracts	–	370,320	–	–
Net Change in Unrealized Appreciation on Foreign Currency Translation	–	–	3,021	2,333
Net Realized and Unrealized Gain (Loss) on Investments	1,020,620	(490,722)	32,352	(311,516)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,003,200	$(392,259)	$620,760	$628,817

(1)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the six-month period ended October 31, 2019 (Unaudited)

	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF	Cambria Cannabis ETF(2)
Investment Income:
Dividend Income from Unaffiliated Investments	$–	$1,203,052	$97,832	$16,655
Dividend Income from Affiliated Investments	–	–	298,080	–
Interest Income	648,618	1,626	–	–
Income from Securities Lending	–	–	3,952	84,877
Total Investment Income	648,618	1,204,678	399,864	101,532
Management Fees	171,391	506,285	–	10,551
Interest Expense	–	27,883	–	–
Total Expenses	171,391	534,168	–	10,551
Waiver of Investment Advisory Fees	–	–	–	(3,040)
Net Expenses	171,391	534,168	–	7,511
Net Investment Income	477,227	670,510	399,864	94,021

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain on Unaffiliated Investments(1)	213,540	1,312,917	34,240	5,492
Net Realized Loss on Affiliated Investments(1)	–	–	(34,990)	–
Net Realized Loss on Purchased Options	(2,223,828)	(4,153,271)	–	–
Net Realized Gain on Written Options	–	584,277	–	–
Net Realized Gain on Foreign Currency Transactions	–	–	–	1,544
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	2,450,995	2,569,615	302,092	(2,776,069)
Net Change in Unrealized Appreciation on Affiliated Investments	–	–	108,139	–
Net Change in Unrealized Gain (Loss) on Purchased Options	(760,208)	393,388	–	–
Net Change in Unrealized Gain on Written Options	–	56,497	–	–
Net Change in Unrealized Appreciation on Foreign Currency Translation	–	–	–	314
Net Realized and Unrealized Gain (Loss) on Investments	(319,501)	763,423	409,481	(2,768,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	$157,726	$1,433,933	$809,345	$(2,674,698)

(1)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

(2)   Commenced operations on July 24, 2019.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2019.	Year Ended April 30, 2019	Period Ended October 31, 2019.	Year Ended April 30, 2019
Operations:
Net Investment Income	$1,344,928	$2,646,725	$638,157	$1,464,401
Net Realized Gain (Loss) on Investments(1)	9,213,487	5,335,997	(1,284,656)	1,444,912
Net Realized Gain (Loss) on Foreign Currency Transactions	–	403	(21,097)	(57,562)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,341,220)	(7,516,976)	743,779	(5,569,503)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	87	(76)	3,528	(3,128)
Net Increase (Decrease) in Net Assets Resulting from Operations	217,282	466,073	79,711	(2,720,880)
Distributions	(1,181,911)	(3,004,745)	(550,281)	(1,779,049)

Capital Share Transactions:
Issued	34,325,048	17,676,199	–	1,161,091
Redeemed	(43,212,427)	(45,163,025)	(3,402,033)	(16,076,883)
Decrease in Net Assets from Capital Share Transactions	(8,887,379)	(27,486,826)	(3,402,033)	(14,915,792)
Total Decrease in Net Assets	(9,852,008)	(30,025,498)	(3,872,603)	(19,415,721)

Net Assets:
Beginning of Period	112,414,346	142,439,844	27,095,222	46,510,943
End of Period	$102,562,338	$112,414,346	$23,222,619	$27,095,222

Share Transactions:
Issued	950,000	450,000	–	50,000
Redeemed	(1,200,000)	(1,200,000)	(150,000)	(650,000)
Net Decrease in Shares Outstanding from Share Transactions	(250,000)	(750,000)	(150,000)	(600,000)

(1)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Period Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019	Period Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations:
Net Investment Income	$3,296,968	$4,330,176	$1,436,782	$2,640,121
Net Realized Gain (Loss) on Investments(1)	745,644	4,486,726	(563,301)	(3,552,108)
Net Realized Loss on Foreign Currency Transactions	(45,127)	(623,136)	–	–
Capital Gain Distributions received from Affiliated Investments	–	–	–	299
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,679,287)	(21,122,515)	2,788,387	(6,163,758)
Net Change in Unrealized Appreciation on Foreign Currency Translation	6,553	37,910	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(675,249)	(12,890,839)	3,661,868	(7,075,446)
Distributions	(2,992,850)	(6,537,191)	(1,374,195)	(2,556,119)

Capital Share Transactions:
Issued	7,244,370	10,048,211	–	42,293,840
Redeemed	(13,715,111)	(42,701,461)	(24,023,285)	(8,921,204)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,470,741)	(32,653,250)	(24,023,285)	33,372,636
Total Increase (Decrease) in Net Assets	(10,138,840)	(52,081,280)	(21,735,612)	23,741,071

Net Assets:
Beginning of Period	158,893,846	210,975,126	129,198,508	105,457,437
End of Period	$148,755,006	$158,893,846	$107,462,896	$129,198,508

Share Transactions:
Issued	300,000	450,000	–	1,650,000
Redeemed	(600,000)	(1,750,000)	(950,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	(1,300,000)	(950,000)	1,300,000

(1)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Period Ended October 31, 2019.	Year Ended April 30, 2019	Period Ended October 31, 2019.	Year Ended April 30, 2019
Operations:
Net Investment Income	$982,580	$1,850,576	$98,463	$279,535
Net Realized Gain (Loss) on Investments and Futures Contracts(1)	238,758	283,393	(1,359,503)	(4,329,630)
Capital Gain Distributions Received from Affiliated Investments	–	264,994	–	–
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	781,862	(2,049,510)	868,781	(1,794,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,003,200	349,453	(392,259)	(5,844,587)
Distributions	(925,265)	(1,885,497)	(97,715)	(325,364)

Capital Share Transactions:
Issued	–	5,353,128	–	15,204,886
Redeemed	(4,060,327)	(6,521,600)	(5,034,965)	(21,862,132)
Decrease in Net Assets from Capital Share Transactions	(4,060,327)	(1,168,472)	(5,034,965)	(6,657,246)
Total Decrease in Net Assets	(2,982,392)	(2,704,516)	(5,524,939)	(12,827,197)

Net Assets:
Beginning of Period	64,368,065	67,072,581	19,789,875	32,617,072
End of Period	$61,385,673	$64,368,065	$14,264,936	$19,789,875

Share Transactions:
Issued	–	200,000	–	600,000
Redeemed	(150,000)	(250,000)	(250,000)	(950,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(50,000)	(250,000)	(350,000)

(1)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Sovereign Bond ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019	Period Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations:
Net Investment Income	$588,408	$878,534	$940,333	$799,014
Net Realized Gain (Loss) on Investments(1)	–	162,118	(310,742)	927,954
Net Realized Loss on Foreign Currency Transactions	(16,412)	(149,425)	(30,866)	(207,334)
Net Change in Unrealized Appreciation (Depreciation) on Investments	45,743	(1,962,981)	27,759	(3,055,460)
Net Change in Unrealized Appreciation on Foreign Currency Translation	3,021	5,861	2,333	3,235
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	–	–	–	18,247
Net Increase (Decrease) in Net Assets Resulting from Operations	620,760	(1,065,893)	628,817	(1,514,344)
Distributions	(449,735)	(910,624)	(787,785)	(1,267,332)

Capital Share Transactions:
Issued	7,838,222	1,300,843	12,466,051	4,649,020
Redeemed	–	–	–	(11,930,118)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,838,222	1,300,843	12,466,051	(7,281,098)
Total Increase (Decrease) in Net Assets	8,009,247	(675,674)	12,307,083	(10,062,774)

Net Assets:
Beginning of Period	18,623,325	19,298,999	20,395,081	30,457,855
End of Period	$26,632,572	$18,623,325	$32,702,164	$20,395,081

Share Transactions:
Issued	300,000	50,000	400,000	150,000
Redeemed	–	–	–	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	50,000	400,000	(200,000)

(1)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Core Equity ETF
	Period Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019	Period Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations:
Net Investment Income	$477,227	$481,901	$670,510	$1,079,018
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options(1)	(2,010,288)	(2,420,608)	(2,256,077)	49,677
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	1,690,787	(479,518)	3,019,500	6,923,742
Net Increase (Decrease) in Net Assets Resulting from Operations	157,726	(2,418,225)	1,433,933	8,052,437
Distributions	(373,722)	(456,126)	(580,100)	(1,035,981)

Capital Share Transactions:
Issued	33,848,237	29,451,169	16,472,236	13,274,187
Redeemed	(2,139,588)	(11,489,781)	(4,067,983)	(18,937,464)
Increase (Decrease) in Net Assets from Capital Share Transactions	31,708,649	17,961,388	12,404,253	(5,663,277)
Total Increase in Net Assets	31,492,653	15,087,037	13,258,086	1,353,179

Net Assets:
Beginning of Period	37,744,776	22,657,739	89,033,882	87,680,703
End of Period	$69,237,429	$37,744,776	$102,291,968	$89,033,882

Share Transactions:
Issued	1,650,000	1,400,000	600,000	500,000
Redeemed	(100,000)	(550,000)	(150,000)	(750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,550,000	850,000	450,000	(250,000)

(1)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Trinity ETF		Cambria Cannabis ETF
	Period Ended October 31, 2019 (Unaudited)	Period Ended April 30, 2019(1)	Period Ended October 31, 2019(2)
Operations:
Net Investment Income	$399,864	$308,279	$94,021
Net Realized Gain (Loss) on Investments(3)	(750)	–	5,492
Net Realized Gain on Foreign Currency Transactions	–	–	1,544
Capital Gain Distributions Received from Affiliated Investments	–	44,126	–
Net Change in Unrealized Appreciation (Depreciation) on Investments	410,231	(191,501)	(2,776,069)
Net Change in Unrealized Appreciation on Foreign Currency Translation	–	–	314
Net Increase (Decrease) in Net Assets Resulting from Operations	809,345	160,904	(2,674,698)
Distributions	(385,466)	(300,532)	(45,639)

Capital Share Transactions:
Issued	7,261,924	30,419,774	12,146,430
Redeemed	(1,223,676)	–	–
Increase in Net Assets from Capital Share Transactions	6,038,248	30,419,774	12,146,430
Total Increase in Net Assets	6,462,127	30,280,146	9,426,093

Net Assets:
Beginning of Period	30,280,146	–	–
End of Period	$36,742,273	$30,280,146	$9,426,093

Share Transactions:
Issued	300,000	1,250,002	550,002
Redeemed	(50,000)	–	–
Net Increase in Shares Outstanding from Share Transactions	250,000	1,250,002	550,002

(1)   Commenced operations on September 10, 2018.

(2)   Commenced operations on July 24, 2019.

(3)   Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/ Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Shareholder Yield ETF
10/31/2019**	$37.47	$0.45	$(0.21)	$0.24	$(0.41)	$–	$–	$(0.41)	$37.30	0.70%	$102,562	0.59%(4)	2.51%(4)	9%
2019	$37.98	$0.79	$(0.40)	$0.39	$(0.90)	$–	$–	$(0.90)	$37.47	1.10%	$112,414	0.59%	2.13%	28%
2018	$33.97	$0.64	$3.94	$4.58	$(0.54)	$(0.03)	$–	$(0.57)	$37.98	13.58%	$142,440	0.59%	1.77%	16%
2017	$28.62	$0.50	$5.35	$5.85	$(0.50)	$–	$–	$(0.50)	$33.97	20.62%	$125,682	0.59%	1.63%	50%
2016	$31.54	$0.64	$(1.45)	$(0.81)	$(0.69)	$(1.39)	$(0.03)	$(2.11)	$28.62	(2.59)%	$137,397	0.59%	2.10%	43%
2015	$29.95	$0.65	$2.29	$2.94	$(0.55)	$(0.80)	$–	$(1.35)	$31.54	9.92%	$227,096	0.59%	2.09%	41%
Cambria Foreign Shareholder Yield ETF
10/31/2019**	$23.56	$0.63	$(0.42)	$0.21	$(0.55)	$–	$–	$(0.55)	$23.22	0.97%	$23,223	0.59%(4)	5.52%(4)	12%
2019	$26.58	$1.06	$(2.79)	$(1.73)	$(1.29)	$–	$–	$(1.29)	$23.56	(6.34)%	$27,095	0.59%	4.32%	53%
2018	$23.03	$0.70	$3.60	$4.30	$(0.75)	$–	$–	$(0.75)	$26.58	19.03%	$46,511	0.59%	2.78%	44%
2017	$21.20	$0.81	$1.59	$2.40	$(0.57)	$–	$–	$(0.57)	$23.03	11.93%	$42,605	0.59%	3.80%	43%
2016	$23.80	$0.81	$(2.61)	$(1.80)	$(0.68)	$–	$(0.12)	$(0.80)	$21.20	(7.67)%	$26,495	0.59%	3.83%	53%
2015	$26.63	$0.93	$(2.70)	$(1.77)	$(0.77)	$(0.29)	$–	$(1.06)	$23.80	(6.67)%	$60,694	0.59%	3.76%	48%
Cambria Global Value ETF
10/31/2019**	$23.37	$0.49	$(0.51)	$(0.02)	$(0.46)	$–	$–	$(0.46)	$22.89	(0.08)%	$148,755	0.68%(4)	4.28%(4)	4%
2019	$26.05	$0.64	$(2.33)	$(1.69)	$(0.61)	$(0.38)	$–	$(0.99)	$23.37	(6.24)%	$158,894	0.69%	2.74%	20%
2018	$22.66	$0.56	$3.34	$3.90	$(0.51)	$–	$–	$(0.51)	$26.05	17.42%	$210,975	0.68%	2.22%	14%
2017	$19.29	$0.50	$3.38	$3.88	$(0.51)	$–	$–	$(0.51)	$22.66	20.85%	$112,190	0.68%	2.48%	16%
2016	$21.78	$0.45	$(2.57)	$(2.12)	$(0.37)	$–	$–	$(0.37)	$19.29	(9.76)%	$69,436	0.69%	2.36%	15%
2015	$25.73	$0.68	$(4.10)	$(3.42)	$(0.52)	$(0.01)	$–	$(0.53)	$21.78	(13.29)%	$80,580	0.69%	3.10%	25%
Cambria Global Momentum ETF
10/31/2019**	$25.09	$0.30	$0.49	$0.79	$(0.29)	$–	$–	$(0.29)	$25.59	3.16%	$107,463	0.59%(4)	2.33%(4)	111%
2019	$27.39	$0.62	$(2.33)	$(1.71)	$(0.59)	$–	$–	$(0.59)	$25.09	(6.23)%	$129,199	0.59%	2.39%	204%
2018	$24.72	$0.42	$2.75	$3.17	$(0.50)	$–	$–	$(0.50)	$27.39	12.97%	$105,457	0.59%	1.57%	50%
2017	$22.78	$0.42	$1.95	$2.37	$(0.40)	$–	$(0.03)	$(0.43)	$24.72	10.52%	$59,328	0.59%	1.78%	106%
2016	$25.35	$0.34	$(2.51)	$(2.17)	$(0.38)	$–	$(0.02)	$(0.40)	$22.78	(8.61)%	$21,639	0.59%	1.43%	316%
2015(5)	$25.00	$0.30	$0.39	$0.69	$(0.34)	$–	$–	$(0.34)	$25.35	2.76%	$40,562	0.59%(4)	2.40%(4)	16%

*      Per share data calculated using average shares method.

**     For the six-month period ended October 31, 2019 (Unaudited).

(1)   Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Expense ratios do not include expenses of the underlying funds.

(3)   Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(4)   Annualized.

(5)   Inception date November 3, 2014.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/ Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Global Asset Allocation ETF
10/31/2019**	$26.82	$0.42	$0.44	$0.86	$(0.40)	$–	$–	$(0.40)	$27.28	3.24%	$61,386	–%(4)	3.10%(4)	2%
2019	$27.38	$0.75	$(0.53)	$0.22	$(0.77)	$(0.01)	$–	$(0.78)	$26.82	0.91%	$64,368	–%	2.85%	2%
2018	$25.64	$0.74	$1.66	$2.40	$(0.66)	$–	$–	$(0.66)	$27.38	9.43%	$67,073	–%	2.72%	30%
2017	$24.15	$0.65	$1.51	$2.16	$(0.67)	$–	$–	$(0.67)	$25.64	9.08%	$37,182	–%	2.62%	9%
2016	$25.43	$0.58	$(1.26)	$(0.68)	$(0.60)	$–	$–	$(0.60)	$24.15	(2.58)%	$24,152	–%	2.44%	8%
2015(5)	$25.00	$0.18	$0.46	$0.64	$(0.21)	$–	$–	$(0.21)	$25.43	2.58%	$31,786	–%(4)	1.81%(4)	4%
Cambria Value and Momentum ETF
10/31/2019**	$20.83	$0.12	$(0.44)	$(0.32)	$(0.13)	$–	$–	$(0.13)	$20.38	(1.53)%	$14,265	0.63%(4)(6)	1.22%(4)	44%
2019	$25.09	$0.21	$(4.23)	$(4.02)	$(0.24)	$–	$–	$(0.24)	$20.83	(16.10)%	$19,790	0.64%(7)	0.86%	89%
2018	$23.69	$0.24	$1.27	$1.51	$(0.11)	$–	$–	$(0.11)	$25.09	6.40%	$32,617	0.65%(8)	1.00%	93%
2017	$22.69	$0.12	$1.01	$1.13	$(0.13)	$–	$–	$(0.13)	$23.69	4.98%	$8,291	0.66%(9)	0.50%	76%
2016(10)	$25.00	$0.08	$(2.32)	$(2.24)	$(0.07)	$–	$–	$(0.07)	$22.69	(8.96)%	$4,537	0.66%(4)(9)	0.55%(4)	48%
Cambria Sovereign Bond ETF
10/31/2019**	$24.83	$0.62	$0.39	$1.01	$(0.48)	$–	$–	$(0.48)	$25.36	4.09%	$26,633	0.59%(4)	4.87%(4)	–%
2019	$27.57	$1.18	$(2.70)	$(1.52)	$(1.09)	$(0.13)	$–	$(1.22)	$24.83	(5.44)%	$18,623	0.59%	4.69%	37%
2018	$27.20	$1.39	$0.64^	$2.03	$(1.44)	$(0.22)	$–	$(1.66)	$27.57	7.56%	$19,299	0.59%	4.97%	25%
2017	$26.99	$1.04	$0.14	$1.18	$(0.93)	$(0.04)	$–	$(0.97)	$27.20	4.51%	$9,521	0.59%	3.88%	86%
2016(11)	$25.00	$0.19	$1.80	$1.99	$–	$–	$–	$–	$26.99	7.96%	$4,049	0.59%(4)	3.82%(4)	–%
Cambria Emerging Shareholder Yield ETF
10/31/2019**	$31.38	$1.09	$(0.40)	$0.69	$(0.93)	$–	$–	$(0.93)	$31.14	2.27%	$32,702	0.65%(4)	7.07%(4)	23%
2019	$35.83	$1.29	$(3.58)	$(2.29)	$(1.05)	$(1.11)	$–	$(2.16)	$31.38	(5.80)%	$20,395	0.66%	4.09%	115%
2018	$29.40	$1.01	$6.40	$7.41	$(0.98)	$–	$–	$(0.98)	$35.83	25.75%	$30,458	0.65%	2.99%	26%
2017(12)	$25.00	$0.43	$4.18	$4.61	$(0.21)	$–	$–	$(0.21)	$29.40	18.57%	$11,759	0.69%(4)	2.00%(4)	33%

*      Per share data calculated using average shares method.

**     For the six-month period ended October 31, 2019 (Unaudited).

^      The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)   Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Expense ratios do not include expenses of the underlying funds.

(3)   Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(4)   Annualized.

(5)   Inception date December 9, 2014.

(6)   Includes broker expense of $0.04.

(7)   Includes broker expense of $0.05.

(8)   Includes broker expense of $0.06.

(9)   Includes broker expense of $0.07.

(10) Inception date September 8, 2015.

(11) Inception date February 22, 2016.

(12) Inception date July 13, 2016.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/ Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets(2)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(3)
Cambria Tail Risk ETF
10/31/2019**	$19.87	$0.17	$0.15	$0.32	$(0.12)	$–	$(0.12)	$20.07	1.63%	$69,237	0.59%(4)	1.64%(4)	1%
2019	$21.58	$0.39	$(1.73)	$(1.34)	$(0.37)	$–	$(0.37)	$19.87	(6.31)%	$37,745	0.59%	1.89%	56%
2018	$24.74	$0.38	$(3.27)	$(2.89)	$(0.27)	$–	$(0.27)	$21.58	(11.74)%	$22,658	0.59%	1.66%	56%
2017(5)	$25.00	$0.02	$(0.28)	$(0.26)	$–	$–	$–	$24.74	(1.04)%	$2,474	0.59%(4)	1.38%(4)	–%
Cambria Core Equity ETF
10/31/2019**	$26.98	$0.19	$0.27	$0.46	$(0.16)	$–	$(0.16)	$27.28	1.71%	$102,292	1.11%(4)(6)	1.39%(4)	–%
2019	$24.70	$0.34	$2.27	$2.61	$(0.33)	$–	$(0.33)	$26.98	10.69%	$89,034	1.23%(7)	1.34%	21%
2018(8)	$25.00	$0.32	$(0.31)	$0.01	$(0.30)	$(0.01)	$(0.31)	$24.70	0.01%	$87,681	1.21%(4)(9)	1.35%(4)	8%
Cambria Trinity ETF
10/31/2019**	$24.22	$0.29	$0.25	$0.54	$(0.27)	$–	$(0.27)	$24.49	2.25%	$36,742	–%(4)	2.36%(4)	34%
2019(10)	$25.00	$0.39	$(0.83)	$(0.44)	$(0.34)	$–	$(0.34)	$24.22	(1.71)%	$30,280	–%(4)	2.55%(4)	–%
Cambria Cannabis ETF
2019(11)	$25.00	$0.32	$(8.08)	$(7.76)	$(0.10)	$–	$(0.10)	$17.14	(31.09)%	$9,426	0.48%(4)	5.95%(4)	2%

*      Per share data calculated using average shares method.

**     For the six-month period ended October 31, 2019 (Unaudited).

(1)   Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Expense ratios do not include expenses of the underlying funds.

(3)   Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(4)   Annualized.

(5)   Inception date April 5, 2017.

(6)   Includes broker expense of 0.06%.

(7)   Includes broker expense 0.12% and interest expense of 0.06%.

(8)   Inception date May 23, 2017.

(9)   Includes broker expense 0.10% and interest expense of 0.06%.

(10) Inception date September 7, 2018.

(11) Inception date July 24, 2019.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Core Equity ETF, Cambria Trinity ETF and Cambria Cannabis ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified, except Cambria Sovereign Bond ETF.

The investment objective of the Cambria Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Shareholder Yield Index. The Fund commenced operations on May 14, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund commenced operations on December 3, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund commenced operations on March 12, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund commenced operations on November 4, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek income and capital appreciation. The Fund commenced operations on December 10, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund commenced operations on September 9, 2015.

The investment objective of the Cambria Sovereign Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds. The Fund commenced operations on February 23, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. The Fund commenced operations on July 14, 2016.

The investment objective of the Cambria Tail Risk ETF is to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017. The Fund commenced operations on April 6, 2017.

The investment objective of the Cambria Core Equity ETF is to seek capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund commenced operations on May 24, 2017.

The investment objective of the Cambria Trinity ETF is to seek income and capital appreciation. The Fund commenced operations on September 10, 2018.

The investment objective of the Cambria Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Fund commenced operations on July 24, 2019.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

1. ORGANIZATION (continued)

Shares of the Funds are listed and traded either on the NYSE Arca, Inc or CBOE BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended October 31, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the period ended October 31, 2019. The Fund’s investment in futures contracts are designed to enable the Fund to more closely approximate their performance of their benchmark indices. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2019. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions variation margin receivable/payable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statements of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF, Cambria Tail Risk ETF and Cambria Core Equity ETF may invest in equity options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. In particular, (1) the Cambria Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets, (2) the Cambria Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods, and (3) the Cambria Core Equity ETF sells exchange traded index call options and purchases exchange traded index put options to reduce its volatility, provide steady cash flows, and protect against significant market decline over a short period of time.A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The Cambria Tail Risk ETF and Cambria Core Equity ETF had options contracts as of October 31, 2019, as disclosed in the Funds’ Schedule of Investments. The value of the option contracts held in the Funds can be found on the Statements of Assets and Liabilities. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational and Offering Expenses — All Organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The distributor has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2019:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	$50,000	$700	$1,865,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,161,000	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,144,500	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,279,500	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,364,000	500	None
Cambria Value and Momentum ETF	50,000	700	1,019,000	700	None
Cambria Sovereign Bond ETF	50,000	550	1,268,000	550	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,557,000	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	1,003,500	500	None
Cambria Core Equity ETF	50,000	500	1,364,000	500	None
Cambria Trinity ETF	50,000	250	1,224,500	250	None
Cambria Cannabis ETF	50,000	500	857,000	500	Up to 2.0%

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Illiquid Securities — A security is considered illiquid if the Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of October 31, 2019, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on its average daily nets assets for the services and

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

4. RELATED PARTIES (continued)
facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF and Cambria Trinity ETF, neither of which is charged an advisory fee, and the Cambria Core Equity ETF, which pays the Investment Adviser an annual rate of 1.05%.

With respect to each Fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Additionally, the Investment Adviser earned $41,469 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Emerging Shareholder Yield ETF and Cambria Sovereign Bond ETF.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the funds are officers/employees of the Investment Adviser or the Administrator.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF	$33,511,054	$9,782,194
Cambria Foreign Shareholder Yield ETF	2,806,471	3,020,317
Cambria Global Value ETF	6,285,858	5,577,489
Cambria Global Momentum ETF	136,855,380	131,130,099
Cambria Global Asset Allocation ETF	1,322,995	1,308,247
Cambria Value and Momentum ETF	6,440,863	6,593,036
Cambria Sovereign Bond ETF	7,221,617	–
Cambria Emerging Shareholder Yield ETF	11,616,782	6,003,607
Cambria Tail Risk ETF	17,552,501	511,445
Cambria Core Equity ETF	–	3,911,962
Cambria Trinity ETF	11,073,975	11,916,507
Cambria Cannabis ETF(1)	2,400,925	96,762

(1)   The Fund commenced operations on July 24, 2019.

For the period ended October 31, 2019, the Cambria Sovereign High Yield Bond ETF had purchases and sales of U.S. Government securities of $761,867 and $0, respectively.

For the period ended October 31, 2019, the Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $17,552,501 and $511,445, respectively.

For the period ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain
Cambria Shareholder Yield ETF	$8,731,843	$41,176,924	$7,106,406
Cambria Foreign Shareholder Yield ETF	–	3,318,620	(220,103)
Cambria Global Value ETF	6,244,396	11,762,951	1,324,869
Cambria Global Momentum ETF	–	23,309,536	1,117,012
Cambria Global Asset Allocation ETF	–	4,009,355	333,388
Cambria Value and Momentum ETF	–	4,535,176	228,338
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF	6,362,793	–	–
Cambria Tail Risk ETF	13,397,766	1,925,912	185,811
Cambria Core Equity ETF	15,945,740	3,881,060	876,789
Cambria Trinity ETF	7,058,704	1,190,353	81,108
Cambria Cannabis ETF(1)	8,742,171	–	–

(1)   The Fund commenced operations on July 24, 2019.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

5. INVESTMENT TRANSACTIONS (continued)
For the year/period ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain
Cambria Shareholder Yield ETF	$9,037,431	$42,153,468	$7,103,446
Cambria Foreign Shareholder Yield ETF	1,150,081	15,744,778	246,990
Cambria Global Value ETF	8,519,190	37,430,642	6,635,858
Cambria Global Momentum ETF	39,528,535	8,402,467	458,468
Cambria Global Asset Allocation ETF	5,305,659	6,455,921	304,936
Cambria Value and Momentum ETF	14,047,197	19,027,435	1,622,839
Cambria Sovereign Bond ETF	–	–	–
Cambria Emerging Shareholder Yield ETF	2,369,666	5,281,792	434,785
Cambria Tail Risk ETF	–	–	–
Cambria Core Equity ETF	12,501,759	18,301,502	2,456,402
Cambria Trinity ETF(1)	29,660,980	–	–

(1)   The Fund commenced operations on September 10, 2018.

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks’’. Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cash Redemption Risk — Each Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, each Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Cyber Security Risk — Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks,

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

6. PRINCIPAL RISKS (continued)
prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Derivatives Risk — Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a Fund’s return. A Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Equity Investing Risk — The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. The Cambria Sovereign Bond ETF and Cambria Tail Risk ETF do not invest in equities.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, a Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by a Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

6. PRINCIPAL RISKS (continued)
about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Index Risk — Unlike many investment companies, the Index Funds (defined below) do not utilize investment strategies that seek returns in excess of the returns of their respective Underlying Indexes. Therefore, an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Management Risk — The Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Tail Risk ETF, Cambria Core Equity ETF and Cambria Trinity ETF (the “Active Funds”) are actively managed using proprietary investment strategies and processes. The Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF (the “Index Funds”) are passively managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Non-Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Options Risk — Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of various factors that may change rapidly over time. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over-the-counter options transaction.

Premium Discount Risk — The Shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However,

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

6. PRINCIPAL RISKS (continued)
given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Secondary Market Trading Risk — Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Small and Medium Capitalization Company Risk — Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk — Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to foreign currency and sales of passive foreign investment companies. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Cambria Shareholder Yield ETF
2019	$3,004,745	$–	$–	$3,004,745
2018	1,963,064	117,168	–	2,080,232
Cambria Foreign Shareholder Yield ETF
2019	$1,779,049	$–	$–	$1,779,049
2018	1,437,092	–	–	1,437,092
Cambria Global Value ETF
2019	$4,113,334	$2,423,857	$–	$6,537,191
2018	3,023,213	–	–	3,023,213
Cambria Global Momentum ETF
2019	$2,556,119	$–	$–	$2,556,119
2018	1,446,903	–	–	1,446,903
Cambria Global Asset Allocation ETF
2019	$1,871,322	$14,175	$–	$1,885,497
2018	1,360,015	–	–	1,360,015
Cambria Value and Momentum ETF
2019	$325,364	$–	$–	$325,364
2018	81,069	–	–	81,069
Cambria Sovereign Bond ETF
2019	$839,784	$70,840	$–	$910,624
2018	719,881	12,338	–	732,219
Cambria Emerging Shareholder Yield ETF
2019	$657,225	$610,107	$–	$1,267,332
2018	509,874	–	–	509,874
Cambria Tail Risk ETF
2019	$456,126	$–	$–	$456,126
2018	176,882	–	–	176,882
Cambria Core Equity ETF
2019	$1,035,981	$–	$–	$1,035,981
2018	1,295,785	–	51,766	1,347,551
Cambria Trinity ETF
2019	$300,532	$–	$–	$300,532

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

8. INCOME TAXES (continued)
As of April 30, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Undistributed Ordinary Income	$60,270	$218,356	$673,480	$19,674
Undistributed Long-Term Capital Gain	–	–	–	–
Capital Loss Carryforwards	(2,889,313)	(1,504,134)	(818,195)	(5,863,882)
Post October Losses	–	–	(1,350,225)	–
Unrealized Appreciation (Depreciation)	0,774,740	(2,208,786)	(9,172,398)	3,219,441
Other	–	(4)	(3)	–
Total Distributable Earnings (Accumulated Losses)	$7,945,697	$(3,494,568)	$(10,667,341)	$(2,624,767)
	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign Bond ETF	Cambria Emerging Shareholder Yield ETF
Undistributed Ordinary Income	$1,884	$8,902	$94,596	$73,959
Undistributed Long-Term Capital Gain	248,678	–	59,952	–
Capital Loss Carryforwards	–	(8,036,637)	–	–
Post October Losses	–	–	–	(337,865)
Unrealized Appreciation (Depreciation)	(479,814)	1,204,414	(1,864,893)	1,265,248
Other	(2)	–	(74,534)	–
Total Distributable Earnings (Accumulated Losses)	$(229,254)	$(6,823,321)	$(1,784,879)	$1,001,342
	Cambria Tail Risk ETF	Cambria Core Equity ETF	Cambria Trinity ETF
Undistributed Ordinary Income	$64,613	$81,041	$4,012
Undistributed Long-Term Capital Gain	–	–	42,630
Capital Loss Carryforwards	(4,992,642)	(13,599,120)	–
Unrealized Appreciation (Depreciation)	141,909	13,150,310	(186,270)
Total Accumulated Losses	$(4,786,120)	$(367,769)	$(139,628)

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

8. INCOME TAXES (continued)
Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment losses that are carried forward will retain their character as either short term or long term capital losses. As of April 30, 2019, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

	Non-Expiring Short-Term Loss	Non- Expiring Long-Term Loss	Total
Cambria Shareholder Yield ETF	$2,889,313	$–	$2,889,313
Cambria Foreign Shareholder Yield ETF	$1,118,221	$385,913	$1,504,134
Cambria Global Value ETF	$63,768	$754,427	$818,195
Cambria Global Momentum ETF	$5,863,882	$–	$5,863,882
Cambria Value and Momentum ETF	$7,252,221	$784,416	$8,036,637
Cambria Tail Risk ETF	$1,638,144	$3,354,498	$4,992,642
Cambria Core Equity ETF	$11,018,802	$2,580,318	$13,599,120

During the year ended April 30, 2019, the Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF utilized $904,168 and $189,411 of capital loss carryforwards to offset capital gains, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2019, were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambria Shareholder Yield ETF	$104,468,144	$8,368,663	$(7,934,943)	$433,720
Cambria Foreign Shareholder Yield ETF	24,159,698	1,562,210	(2,966,133)	(1,403,923)
Cambria Global Value ETF	158,239,461	10,744,390	(24,413,528)	(13,669,138)
Cambria Global Momentum ETF	101,593,508	6,661,820	(646,767)	6,015,053
Cambria Global Asset Allocation ETF	65,459,719	2,206,339	(1,849,355)	356,984
Cambria Value and Momentum ETF	11,734,270	1,905,133	(202,258)	1,702,875
Cambria Sovereign Bond ETF	27,006,476	707,178	(2,502,739)	(1,795,561)
Cambria Emerging Shareholder Yield ETF	30,558,975	3,436,997	(2,128,887)	1,308,110
Cambria Tail Risk ETF	62,798,100	3,019,182	–	3,019,182
Cambria Core Equity ETF	83,466,039	17,777,083	(2,042,185)	15,734,898
Cambria Trinity ETF	35,929,788	763,422	(544,692)	218,730
Cambria Cannabis ETF	13,855,097	3,116	(2,779,185)	(2,776,069)

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Continued)

9. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, if any, which would be subject to offset as of October 31, 2019:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Net Amount
Cambria Shareholder Yield ETF	$3,523,251	$3,523,251	$–
Cambia Foreign Shareholder Yield ETF	230,233	230,233	–
Cambria Global Value ETF	385,220	385,220	–
Cambria Global Momentum ETF	380,910	380,910	–
Cambria Global Asset Allocation ETF	4,855,707	4,855,707	–
Cambria Value and Momentum ETF	69,150	69,150	–
Cambria Emerging Shareholder Yield ETF	68,325	68,325	–
Cambria Trinity ETF	1,218,792	1,218,792	–
Cambria Cannabis ETF	2,650,310	2,650,310	–

(1)   Excess collateral (received) in connection with the above securities lending transactions is not shown for financial reporting purposes. The value of loaned securities and related collateral outstanding at October 31, 2019 are shown in each Fund’s Schedule of Investments.

Cambria Investment Management

Notes to Financial Statements

October 31, 2019 (Unaudited) (Concluded)

10. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statements of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as Return of Capital which are still presented separately.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of October 31, 2019, except as follows:

The Board has approved an Agreement and Plan of Reorganization (“Agreement”) providing for the reorganization (the “Reorganization”) of the Cambria Core Equity ETF (the “Target Fund”) into the Core Alternative ETF, a newly-created ETF series of Listed Funds Trust (the “Acquiring Fund”). Shareholders of record of the Target Fund as of November 12, 2019 voted to approve the Reorganization at a special shareholder meeting held on December 11, 2019. The Reorganization closed on December 18, 2019 and, at its conclusion, the Target Fund was liquidated.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Shareholder may incur brokerage commissions on their purchase and sales of Fund Shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2019 to October 31, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited) (Concluded)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/19	Ending Account Value 10/31/19	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$ 1,000.00	$ 1,007.00	0.59%	$ 2.98
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$ 1,000.00	$ 1,009.70	0.59%	$ 2.99
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Global Value ETF
Actual Fund Return	$ 1,000.00	$ 999.20	0.68%	$ 3.43
Hypothetical 5% Return	$ 1,000.00	$ 1,021.78	0.68%	$ 3.47
Cambria Global Momentum ETF
Actual Fund Return	$ 1,000.00	$ 1,031.60	0.59%	$ 3.02
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Global Asset Allocation ETF
Actual Fund Return	$ 1,000.00	$ 1,094.90	–%	$ –
Hypothetical 5% Return	$ 1,000.00	$ 1,025.21	–%	$ –
Cambria Value and Momentum ETF
Actual Fund Return	$ 1,000.00	$ 984.70	0.63%	$ 3.15
Hypothetical 5% Return	$ 1,000.00	$ 1,022.03	0.63%	$ 3.21
Cambria Sovereign Bond ETF
Actual Fund Return	$ 1,000.00	$ 1,040.90	0.59%	$ 3.04
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Emerging Shareholder Yield ETF
Actual Fund Return	$ 1,000.00	$ 1,022.70	0.65%	$ 3.31
Hypothetical 5% Return	$ 1,000.00	$ 1,021.93	0.65%	$ 3.31
Cambria Tail Risk ETF
Actual Fund Return	$ 1,000.00	$ 1,016.30	0.59%	$ 3.00
Hypothetical 5% Return	$ 1,000.00	$ 1,022.23	0.59%	$ 3.01
Cambria Core Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,017.10	1.11%	$ 5.34
Hypothetical 5% Return	$ 1,000.00	$ 1,019.91	1.11%	$ 5.35
Cambria Trinity ETF
Actual Fund Return	$ 1,000.00	$ 1,022.50	0.00%	$ 0.00
Hypothetical 5% Return	$ 1,000.00	$ 1,025.21	0.00%	$ 0.00
Cambria Cannabis ETF
Actual Fund Return	$ 1,000.00	$ 689.10	0.48%	$ 1.30(2)
Hypothetical 5% Return	$ 1,000.00	$ 1,012.27	0.48%	$ 2.41

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

(2)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 99/365 (to reflect the actual time the Fund had operations from 07/25/2019-10/31/2019).

Cambria Investment Management

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price Cumulative Inception Date Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	2.78%	–%	$37.31
Cambria Foreign Shareholder Yield ETF	(1.33)	–	23.06
Cambria Global Value ETF	2.64	–	22.91
Cambria Global Momentum ETF	2.33	–	25.52
Cambria Global Asset Allocation ETF	6.34	–	27.36
Cambria Value and Momentum ETF	(15.29)	–	20.27
Cambria Sovereign Bond ETF	3.40	–	25.25
Cambria Emerging Shareholder Yield ETF	7.39	–	31.38
Cambria Tail Risk ETF	(3.50)	–	20.13
Cambria Core Equity ETF	5.54	–	27.25
Cambria Trinity ETF	1.62	–	24.52
Cambria Cannabis ETF	–	(31.32)	17.17

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 5/13/13
Analysis Period 5/13/13-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	1	0.06%
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	2	0.12%
	-2.00%	2	0.12%
	-1.50%	–	–
	-1.00%	1	0.06%
	-0.50%	1110	68.06%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	514	31.51%
	1.00%	–	–
	1.50%	1	0.06%
	2.00%	–	–
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Foreign Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 12/2/13
Analysis Period 12/2/13-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	4	0.27%
	-2.50%	2	0.13%
	-2.00%	9	0.60%
	-1.50%	38	2.55%
	-1.00%	165	11.07%
	-0.50%	505	33.89%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	555	37.25%
	1.00%	188	12.62%
	1.50%	23	1.54%
	2.00%	1	0.07%
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Global Value ETF
Premium/ Discount Analysis
Inception Date 3/11/14
Analysis Period 3/11/14-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	1	0.07%
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	3	0.21%
	-2.00%	4	0.28%
	-1.50%	22	1.55%
	-1.00%	100	7.03%
	-0.50%	437	30.71%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	586	41.18%
	1.00%	239	16.80%
	1.50%	24	1.69%
	2.00%	7	0.49%
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Global Momentum
Premium/ Discount Analysis
Inception Date 11/3/14
Analysis Period 11/3/14-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	–	–
	-2.00%	–	–
	-1.50%	–	–
	-1.00%	3	0.24%
	-0.50%	613	48.73%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	629	50.00%
	1.00%	12	0.95%
	1.50%	–	–
	2.00%	–	–
	2.50%	1	0.08%
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Global Asset Allocation ETF
Premium/ Discount Analysis
Inception Date 12/9/14
Analysis Period 12/9/14-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	–	–
	-2.00%	–	–
	-1.50%	–	–
	-1.00%	3	0.24%
	-0.50%	613	49.72%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	612	49.64%
	1.00%	5	0.41%
	1.50%	–	–
	2.00%	–	–
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Value and Momentum ETF
Premium/ Discount Analysis
Inception Date 9/8/15
Analysis Period 9/8/15-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	1	0.10%
	-3.00%	1	0.10%
	-2.50%	–	–
	-2.00%	3	0.29%
	-1.50%	14	1.34%
	-1.00%	65	6.22%
	-0.50%	431	41.24%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	489	46.79%
	1.00%	40	3.83%
	1.50%	1	0.10%
	2.00%	–	–
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Sovereign Bond ETF
Premium/ Discount Analysis
Inception Date 2/22/16
Analysis Period 2/22/16-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	–	–
	-2.00%	–	–
	-1.50%	3	0.32%
	-1.00%	24	2.58%
	-0.50%	97	10.42%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	185	19.87%
	1.00%	260	27.93%
	1.50%	207	22.23%
	2.00%	55	5.91%
	2.50%	50	5.37%
	3.00%	33	3.54%
	3.50%	14	1.50%
	4.00%	2	0.21%
	4.50%	1	0.11%
	5.00%	–	–

Cambria Emerging Shareholder Yield ETF
Premium/ Discount Analysis
Inception Date 7/13/16
Analysis Period 7/13/16-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	–	–
	-2.00%	1	0.12%
	-1.50%	3	0.36%
	-1.00%	16	1.92%
	-0.50%	86	10.34%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	194	23.32%
	1.00%	247	29.69%
	1.50%	171	20.55%
	2.00%	88	10.58%
	2.50%	18	2.16%
	3.00%	5	0.60%
	3.50%	3	0.36%
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Tail Risk ETF
Premium/ Discount Analysis
Inception Date 4/6/17
Analysis Period 4/5/17-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	1	0.15%
	-2.50%	–	–
	-2.00%	–	–
	-1.50%	1	0.15%
	-1.00%	5	0.77%
	-0.50%	151	23.30%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	460	70.99%
	1.00%	27	4.17%
	1.50%	1	0.15%
	2.00%	1	0.15%
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	1	0.15%
	4.50%	–	–
	5.00%	–	–

Cambria Core Equity ETF
Premium/ Discount Analysis
Inception Date 5/23/17
Analysis Period 5/23/17-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	1	0.16%
	-2.50%	–	–
	-2.00%	–	–
	-1.50%	1	0.16%
	-1.00%	14	2.27%
	-0.50%	322	52.27%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	268	43.51%
	1.00%	9	1.46%
	1.50%	–	–
	2.00%	1	0.16%
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Investment Management

Supplemental Information

(Unaudited) (Concluded)

Cambria Trinity ETF
Premium/ Discount Analysis
Inception Date 9/10/18
Analysis Period 9/10/18-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	–	–
	-2.00%	–	–
	-1.50%	–	–
	-1.00%	–	–
	-0.50%	29	10.18%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	230	80.70%
	1.00%	26	9.12%
	1.50%	–	–
	2.00%	–	–
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Cannabis ETF
Premium/ Discount Analysis
Inception Date 7/24/19
Analysis Period 7/24/19-10/31/19

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
Fund Sold at Discount	-5.00%	–	–
	-4.50%	–	–
	-4.00%	–	–
	-3.50%	–	–
	-3.00%	–	–
	-2.50%	–	–
	-2.00%	–	–
	-1.50%	–	–
	-1.00%	1	1.45%
	-0.50%	5	7.25%
Sold at Par	0.00%	–	–
Fund Sold at Premium	0.50%	41	59.42%
	1.00%	21	30.43%
	1.50%	1	1.45%
	2.00%	–	–
	2.50%	–	–
	3.00%	–	–
	3.50%	–	–
	4.00%	–	–
	4.50%	–	–
	5.00%	–	–

Cambria Investment Management

Shareholder Voting Results

(Unaudited)

At a special meeting of shareholders of the Cambria Core Equity ETF held on December 11, 2019, shareholders of record as of November 12, 2019, voted to approve the Agreement and Plan of Reorganization providing for the reorganization of the Cambria Core Equity ETF into a corresponding, newly created series of Listed Funds Trust, the Core Alternative ETF.

The percentages shown below represent the percent of voting shares of the Cambria Core Equity ETF present at the special shareholder meeting that voted on the proposal. The results of the shareholder vote were as follows:

Cambria Core Equity ETF	Number of Shares	% of Shares Voted
Affirmative	2,402,877	99.50%
Against	9,410	0.39%
Abstain	2,664	0.11%
Total	2,414,951	100.00%

Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, District of Columbia 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

CIM-SA-001-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Cambria ETF Trust

By (Signature and Title) :	/s/ Mebane Faber
Mebane Faber, President

Date: January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) :	/s/ Mebane Faber
Mebane Faber, President

Date: January 9, 2020

By (Signature and Title) :	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: January 9, 2020